File Nos.  33-64465
                                                                   811-07437
  ---------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.                      [ ]

                          Post-Effective Amendment No. 7                   [ ]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                                 Amendment No. 7                           [X]
                       (Check appropriate box or boxes.)
                                 -------------
                         John Hancock Declaration Trust
               (Exact Name of Registrant as Specified in Charter)

                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (617) 375-1760
                                 -------------
                                 SUSAN S. NEWTON
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) (Date)  pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
(X) on May 1, 1998 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective admendment.

List of all Fund in the Trust:

                      John Hancock V.A. International Fund
                      John Hancock V.A. Regional Bank Fund
                   John Hancock V.A. Financial Industries Fund
                     John Hancock V.A. Emerging Growth Fund
                  John Hancock V.A. Special Opportunities Fund
                          John Hancock V.A. Growth Fund
                    John Hancock V.A. Growth and Income Fund
                   John Hancock V.A. Independence Equity Fund
                   John Hancock V.A. Sovereign Investors Fund
                        John Hancock V.A. 500 Index Fund
                      John Hancock V.A. Sovereign Bond Fund
                     John Hancock V.A. Strategic Income Fund
                     John Hancock V.A. High Yield Bond Fund
                        John Hancock V.A. World Bond Fund
                       John Hancock V.A. Money Market Fund

                         John Hancock Declaration Trust

                              CROSS REFERENCE SHEET



   Item Number                                           Statement of Additional
Form N-1A Part A           Prospectus Caption              Information Caption
----------------           ------------------              -------------------

         1                  Front Cover Page                       *

         2                  Expense Information;                   *
                            The Fund's Expenses;
                            Shares Price;
                            Additional Services and
                            Programs

         3                  The Fund's Financial                   *
                            History Performance

         4                  Investment Objectives and              *
                            Policies; Organization and
                            Management of the Fund

         5                  Organization and Management            *
                            of the Fund; The Fund's
                            Expenses

         6                  Organization and Management of         *
                            Fund; Distribution and Taxes;
                            How to Redeem Shares;
                            Additional Services and Programs

         7                  Who Can Buy Shares;                    *
                            How to Buy Shares;
                            Shares Price; Additional
                            Services and Programs

         8                  How to Redeem Shares                   *

         9                  Not Applicable                         *

   Item Number                                    Statement of Additional
Form N-1A Part A      Prospectus Caption            Information Caption
----------------      ------------------            -------------------


      10                     *                   Front Cover Page

      11                     *                   Table of Contents

      12                     *                   Organization of the Fund

      13                     *                   Investment Objective and
                                                 Policies; Investment
                                                 Restrictions

      14                     *                   Those Responsible for
                                                 Management

      15                     *                   Those Responsible for
                                                 Management

      16                     *                   Investment Advisory and
                                                 Other Services; Distribution
                                                 Contract; Transfer Agent
                                                 Services; Custody of Portfolio;
                                                 Independent Auditors

      17                     *                   Brokerage Allocation

      18                     *                   Description of the Fund's
                                                 Shares

      19                     *                   Net Asset Value; Additional
                                                 Services and Programs

      20                     *                   Tax Status

      21                     *                   Distribution Contract

      22                     *                   Calculation of Performance

      23                     *                   Financial Statements

                               JOHN HANCOCK FUNDS
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                         JOHN HANCOCK DECLARATION TRUST

                                   PROSPECTUS

                                  May 1, 1998



The John Hancock Declaration Trust consists of fifteen mutual funds, each of which is described in this Prospectus (each, a "Fund" and collectively, the "Funds"):



                      JOHN HANCOCK V.A. INTERNATIONAL FUND

                      JOHN HANCOCK V.A. REGIONAL BANK FUND

                  JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
                     JOHN HANCOCK V.A. EMERGING GROWTH FUND
                  JOHN HANCOCK V.A. SPECIAL OPPORTUNITIES FUND
                         JOHN HANCOCK V.A. GROWTH FUND
                    JOHN HANCOCK V.A. GROWTH AND INCOME FUND
                   JOHN HANCOCK V.A. INDEPENDENCE EQUITY FUND
                   JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND
                        JOHN HANCOCK V.A. 500 INDEX FUND
                     JOHN HANCOCK V.A. SOVEREIGN BOND FUND
                    JOHN HANCOCK V.A. STRATEGIC INCOME FUND
                     JOHN HANCOCK V.A. HIGH YIELD BOND FUND
                       JOHN HANCOCK V.A. WORLD BOND FUND
                      JOHN HANCOCK V.A. MONEY MARKET FUND

--------------------------------------------------------------------------------


TABLE OF CONTENTS                                                                                      Page
                                                                                                       ----
The Funds' Financial Highlights...................................................................       3
Investment Objective and Overview of Each Fund....................................................       8
Investment Policies and Strategies................................................................      10
Purchase and Redemption of Shares.................................................................      16
     Investments in Shares of the Funds...........................................................      16
     Share Price..................................................................................      16
     Redeeming Shares.............................................................................      16
Organization and Management of the Funds..........................................................      17
The Funds' Expenses...............................................................................      19
Dividends and Taxes...............................................................................      20
Performance.......................................................................................      20
Risk Factors, Investments and Techniques..........................................................      21
Appendix..........................................................................................      29


AN INVESTMENT IN JOHN HANCOCK V.A. MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

JOHN HANCOCK V.A. STRATEGIC INCOME FUND AND JOHN HANCOCK V.A. HIGH YIELD BOND FUND MAY INVEST UP TO 100% OF THEIR RESPECTIVE TOTAL ASSETS IN LOWER RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "RISK FACTORS, INVESTMENTS AND TECHNIQUES" AND THE APPENDIX.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                        (continued on next page)

                                                      Printed on Recycled Paper.

LOGO

(continued from prior page)


This Prospectus sets forth information about the Funds that you should know before investing. Please read and retain it for future reference. The Funds are designed primarily to provide investment vehicles for variable annuity and variable life insurance contracts ("Variable Contracts") of various insurance companies. This Prospectus should be read in conjunction with the separate account Prospectus of the specific insurance product which accompanies this Prospectus. Except for World Bond Fund, a non-diversified series, each Fund is a diversified series of John Hancock Declaration Trust (the "Trust").



Additional information about the Trust and the Funds has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Funds' Statement of Additional Information, dated May 1, 1998, which is incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Servicing Center ("Servicing Center"), P.O. Box 9298, Boston, Massachusetts 02205-9298, 1-800-824-0335. Shares of a Fund may not be available in your state due to various insurance or other regulations. Please check with your insurance company for Funds that are available in your state. Inclusion of a Fund in this Prospectus which is not available in your state is not to be considered a solicitation.

THE FUNDS' FINANCIAL HIGHLIGHTS


The information in the following table of Financial Highlights for the fiscal year ended December 31, 1997 has been audited by __________, the Funds' independent auditors, whose report is included in the Funds' 1997 Annual Report and is included in the Statement of Additional Information. Further information about the performance of the Funds is contained in the Funds' Annual Report to shareholders which may be obtained free of charge by writing or telephoning John Hancock Servicing Center at the address or telephone number listed on the front page of this Prospectus. V.A. Regional Bank Fund, V.A. Special Opportunities Fund, V.A. Growth and Income Fund and V.A. High Yield Bond Fund are newly organized series of the Trust and have no operating history.


Selected data for a share outstanding throughout the period indicated is as follows:

                                                                                               V.A. FINANCIAL
                                                        V.A. INTERNATIONAL FUND               INDUSTRIES FUND
                                               -----------------------------------------      ----------------
                                                  PERIOD ENDED            PERIOD ENDED          PERIOD ENDED
                                                  DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                                                     1996(1)                  1997                  1997
                                               -------------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period.......        $ 10.00
                                                     -------                  ------               -------
  Net Investment Income (3)..................           0.07
  Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency
    Transactions.............................           1.20
                                                     -------                  ------               -------
      Total from Investment Operations.......           1.27
                                                     -------                  ------               -------
  Less Distributions:
    Dividends from Net Investment Income.....          (0.04)
    Distributions from Net Realized Gain on
      Investments Sold.......................             --
                                                     -------                  ------               -------
      Total Distributions....................          (0.04)
                                                     -------                  ------               -------
  Net Asset Value, End of Period.............        $ 11.23
                                                     =======                  ======               =======
  Total Investment Return at Net Asset Value
    (5)......................................          12.75%(7)
  Total Adjusted Investment Return at Net
    Asset Value (5)(6).......................          12.07%(7)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000s omitted)...        $ 2,267
  Ratio of Expenses to Average Net Assets....           1.15%(8)
  Ratio of Adjusted Expenses to Average Net
    Assets (9)...............................           3.13%(8)
  Ratio of Net Investment Income to Average
    Net Assets...............................           2.03%(8)
  Ratio of Adjusted Net Investment Income to
    Average Net Assets (9)...................           0.05%(8)
  Portfolio Turnover Rate....................             14%
  Fee Reduction Per Share (3)................        $  0.07
  Average Brokerage Commission Rate (10).....        $0.0162


                                                       V.A. EMERGING GROWTH FUND
                                               -----------------------------------------
                                                  PERIOD ENDED            PERIOD ENDED
                                                  DECEMBER 31,            DECEMBER 31,
                                                     1996(1)                  1997
                                               -------------------      ----------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period.......        $ 10.00
                                                      ------                 -------
  Net Investment Income (3)..................           0.02
  Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency
    Transactions.............................          (0.68)
                                                      ------                 -------
      Total from Investment Operations.......          (0.66)
                                                      ------                 -------
  Less Distributions:
    Dividends from Net Investment Income.....          (0.02)
    Distributions from Net Realized Gain on
      Investments Sold.......................             --
                                                      ------                 -------
      Total Distributions....................          (0.02)
                                                      ------                 -------
  Net Asset Value, End of Period.............        $  9.32
                                                      ======                 =======
  Total Investment Return at Net Asset Value
    (5)......................................          (6.62%)(7)
  Total Adjusted Investment Return at Net
    Asset Value (5)(6).......................          (8.05%)(7)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000s omitted)...        $   975
  Ratio of Expenses to Average Net Assets....           1.00%(8)
  Ratio of Adjusted Expenses to Average Net
    Assets (9)...............................           5.19%(8)
  Ratio of Net Investment Income to Average
    Net Assets...............................           0.62%(8)
  Ratio of Adjusted Net Investment Income to
    Average Net Assets (9)...................          (3.57%)(8)
  Portfolio Turnover Rate....................             31%
  Fee Reduction Per Share (3)................        $  0.14
  Average Brokerage Commission Rate (10).....        $0.0694


 (1) Commenced operations on August 29, 1996.
 (2) Commenced operations on April 30, 1997.
 (3) Based on the average of the shares outstanding at the end of each month.
 (4) Less than $0.01 per share.
 (5) Assumes dividend reinvestment.
 (6) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
 (7) Not annualized.
 (8) Annualized.
 (9) Unreimbursed, without fee reduction.
(10) Per portfolio share traded.

THE FUNDS' FINANCIAL HIGHLIGHTS


                                                     V.A. GROWTH FUND
                                              (FORMERLY V.A. DISCOVERY FUND)                  V.A. INDEPENDENCE EQUITY FUND
                                         -----------------------------------------      -----------------------------------------
                                            PERIOD ENDED            PERIOD ENDED           PERIOD ENDED            PERIOD ENDED
                                            DECEMBER 31,            DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                                               1996(1)                  1997                  1996(1)                  1997
                                         -------------------      ----------------      -------------------      ----------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of
    Period.............................        $ 10.00                                        $ 10.00
                                               -------                 -------                -------                 -------
  Net Investment Income (2)............          (0.01)                                          0.06
  Net Realized and Unrealized Gain
    (Loss) on Investments..............          (0.60)                                          1.12
                                               -------                 -------                -------                 -------
      Total from Investment
        Operations.....................          (0.61)                                          1.18
                                               -------                 -------                -------                 -------
  Less Distributions:
    Dividends from Net Investment
      Income...........................             --                                          (0.06)
    Distributions from Net Realized
      Gain on Investments Sold.........             --                                          (0.01)
                                               -------                 -------                -------                 -------
      Total Distributions..............             --                                          (0.07)
                                               -------                 -------                -------                 -------
  Net Asset Value, End of Period.......        $  9.39                                        $ 11.11
                                               =======                 =======                =======                 =======
  Total Investment Return at Net Asset
    Value (3)..........................          (6.10%)(5)                                     11.78%(5)
  Total Adjusted Investment Return at
    Net Asset Value (3)(4).............          (7.39%)(5)                                     10.66%(5)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000s
    omitted)...........................        $   994                                        $ 1,149
  Ratio of Expenses to Average Net
    Assets.............................           1.00%(6)                                       0.95%(6)
  Ratio of Adjusted Expenses to Average
    Net Assets (7).....................           4.76%(6)                                       4.23%(6)
  Ratio of Net Investment Income to
    Average Net Assets.................          (0.23%)(6)                                      1.60%(6)
  Ratio of Adjusted Net Investment
    Income to Average Net Assets (7)...          (3.99%)(6)                                     (1.68%)(6)
  Portfolio Turnover Rate..............             68%                                            24%
  Fee Reduction Per Share (2)..........        $  0.13                                        $  0.12
  Average Brokerage Commission Rate
    (8)................................        $0.0691                                        $0.0210


(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded.

THE FUNDS' FINANCIAL HIGHLIGHTS


                                                    V.A. 500 INDEX FUND                       V.A. SOVEREIGN INVESTORS FUND
                                         -----------------------------------------      -----------------------------------------
                                            PERIOD ENDED            PERIOD ENDED           PERIOD ENDED            PERIOD ENDED
                                            DECEMBER 31,            DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                                               1996(1)                  1997                  1996(1)                  1997
                                         -------------------      ----------------      -------------------      ----------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of
    Period..............................       $ 10.00                                        $ 10.00
                                               -------                 -------                -------                 -------
  Net Investment Income (2).............          0.17                                           0.07
  Net Realized and Unrealized Gain
    (Loss) on Investments...............          0.98                                           0.76
                                               -------                 -------                -------                 -------
      Total from Investment
        Operations......................          1.15                                           0.83
                                               -------                 -------                -------                 -------
  Less Distributions:
    Dividends from Net Investment
      Income............................         (0.16)                                         (0.07)
    Distributions from Net Realized Gain
      on Investments Sold...............         (0.55)                                         (0.02)
                                               -------                 -------                -------                 -------
      Total Distributions...............         (0.71)                                         (0.09)
                                               -------                 -------                -------                 -------
  Net Asset Value, End of Period........       $ 10.44                                        $ 10.74
                                               =======                 =======                =======                 =======
  Total Investment Return at Net Asset
    Value (3)...........................         11.49%(5)                                       8.30%(5)
  Total Adjusted Investment Return at
    Net Asset Value (3)(4)..............         11.25%(5)                                       7.30%(5)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000s
    omitted)............................       $ 4,049                                        $ 1,111
  Ratio of Expenses to Average Net
    Assets..............................          0.60%(6)                                       0.85%(6)
  Ratio of Adjusted Expenses to Average
    Net Assets (7)......................          1.31%(6)                                       3.78%(6)
  Ratio of Net Investment Income to
    Average Net Assets..................          4.57%(6)                                       1.90%(6)
  Ratio of Adjusted Net Investment
    Income to Average Net Assets (7)....          3.86%(6)                                      (1.03%)(6)
  Portfolio Turnover Rate...............            --                                             17%
  Fee Reduction Per Share (2)...........       $  0.03                                        $  0.11
  Average Brokerage Commission Rate
    (8).................................       $0.0000                                        $0.0235


(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded.

THE FUNDS' FINANCIAL HIGHLIGHTS


                                                  V.A. WORLD BOND FUND                         V.A. STRATEGIC INCOME FUND
                                       ------------------------------------------      ------------------------------------------
                                          PERIOD ENDED                                    PERIOD ENDED
                                          DECEMBER 31,            PERIOD ENDED            DECEMBER 31,            PERIOD ENDED
                                             1996(1)            DECEMBER 31, 1997            1996(1)            DECEMBER 31, 1997
                                       -------------------      -----------------      -------------------      -----------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of
    Period............................       $ 10.00                                         $ 10.00
                                              ------                  ------                  ------                  ------
  Net Investment Income (2)...........          0.20                                            0.27
  Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency Transactions.............          0.20                                            0.36
                                              ------                  ------                  ------                  ------
      Total from Investment
        Operations....................          0.40                                            0.63
                                              ------                  ------                  ------                  ------
  Less Distributions:
    Dividends from Net Investment
      Income..........................         (0.20)                                          (0.27)
    Distributions from Net Realized
      Gain on Investments Sold........            --                                           (0.06)
                                              ------                  ------                  ------                  ------
      Total Distributions.............         (0.20)                                          (0.33)
                                              ------                  ------                  ------                  ------
  Net Asset Value, End of Period......       $ 10.20                                         $ 10.30
                                              ======                  ======                  ======                  ======
  Total Investment Return at Net Asset
    Value (3).........................          4.05%(5)                                        6.45%(5)
  Total Adjusted Investment Return at
    Net Asset Value (3)(4)............          3.30%(5)                                        5.96%(5)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000s
    omitted)..........................       $ 2,083                                         $ 2,131
  Ratio of Expenses to Average Net
    Assets............................          1.00%(6)                                        0.85%(6)
  Ratio of Adjusted Expenses to
    Average Net Assets (7)............          3.19%(6)                                        2.28%(6)
  Ratio of Net Investment Income to
    Average Net Assets................          5.83%(6)                                        7.89%(6)
  Ratio of Adjusted Net Investment
    Income to Average Net Assets
    (7)...............................          3.64%(6)                                        6.46%(6)
  Portfolio Turnover Rate.............            30%                                             73%
  Fee Reduction Per Share (2).........       $  0.08                                         $  0.05


(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Unreimbursed, without fee reduction.

THE FUNDS' FINANCIAL HIGHLIGHTS


                                             V.A. SOVEREIGN BOND FUND                           V.A. MONEY MARKET FUND
                                    -------------------------------------------       -------------------------------------------
                                       PERIOD ENDED                                      PERIOD ENDED
                                       DECEMBER 31,             PERIOD ENDED             DECEMBER 31,             PERIOD ENDED
                                          1996(1)             DECEMBER 31, 1997             1996(1)             DECEMBER 31, 1997
                                    -------------------       -----------------       -------------------       -----------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of
    Period.........................       $ 10.00                                           $  1.00
                                           ------                   ------                   ------                   ------
  Net Investment Income (2)........          0.23                                              0.02
  Net Realized and Unrealized Gain
    (Loss) on Investments..........          0.21                                                --
                                           ------                   ------                   ------                   ------
      Total from Investment
        Operations.................          0.44                                              0.02
                                           ------                   ------                   ------                   ------
  Less Distributions:
    Dividends from Net Investment
      Income.......................         (0.23)                                            (0.02)
    Distributions from Net Realized
      Gain on Investments Sold.....         (0.02)                                               --
                                           ------                   ------                   ------                   ------
      Total Distributions..........         (0.25)                                            (0.02)
                                           ------                   ------                   ------                   ------
  Net Asset Value, End of Period...       $ 10.19                                           $  1.00
                                           ======                   ======                   ======                   ======
  Total Investment Return at Net
    Asset Value (3)................          4.42%(5)                                          1.61%(5)
  Total Adjusted Investment Return
    at Net Asset Value (3)(4)......          3.25%(5)                                         (7.55%)(5)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000s
    omitted).......................       $ 1,056                                           $   207
  Ratio of Expenses to Average Net
    Assets.........................          0.75%(6)                                          0.75%(6)
  Ratio of Adjusted Expenses to
    Average Net Assets (7).........          4.15%(6)                                         27.48%(6)
  Ratio of Net Investment Income to
    Average Net Assets.............          6.69%(6)                                          4.68%(6)
  Ratio of Adjusted Net Investment
    Income to Average Net Assets
    (7)............................          3.29%(6)                                        (22.05%)(6)
  Portfolio Turnover Rate..........            45%                                               --
  Fee Reduction Per Share (2)......       $  0.12                                           $  0.08


(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Unreimbursed, without fee reduction.

INVESTMENT OBJECTIVE AND OVERVIEW OF EACH FUND

JOHN HANCOCK V.A. INTERNATIONAL FUND ("International Fund") seeks long-term growth of capital. The Fund invests primarily in equity securities of foreign companies and governments.


JOHN HANCOCK V.A. REGIONAL BANK FUND ("Regional Bank Fund") seeks long-term capital appreciation. The Fund invests primarily in regional banks and lending institutions, including: commercial and industrial banks, savings and loan associations and bank holding companies.


JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND ("Financial Industries Fund") seeks capital appreciation primarily through investments in equity securities of financial services companies throughout the world.

JOHN HANCOCK V.A. EMERGING GROWTH FUND ("Emerging Growth Fund") seeks long-term growth of capital. The potential for growth of capital is the sole basis for selection of portfolio securities. Current income is not a factor in this selection.

JOHN HANCOCK V.A. SPECIAL OPPORTUNITIES FUND ("Special Opportunities Fund") seeks long term capital appreciation. The Fund invests primarily in equity securities of domestic and foreign issuers in various economic sectors, selected according to both macroeconomic factors and the outlook for each sector.

JOHN HANCOCK V.A. GROWTH FUND ("Growth Fund") (formerly John Hancock V.A. Discovery Fund) seeks long-term capital appreciation. The Fund invests principally in common stocks (and in securities convertible into or with rights to purchase common stocks) of companies which the Fund's management believes offer outstanding growth potential over both the intermediate and long term.

JOHN HANCOCK V.A. GROWTH AND INCOME FUND ("Growth and Income Fund") seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital.

JOHN HANCOCK V.A. INDEPENDENCE EQUITY FUND ("Independence Equity Fund") seeks above-average total return, consisting of capital appreciation and income. The Fund will diversify its investments to create a portfolio focused on stocks of companies that management believes are undervalued and have improving fundamentals over both the intermediate and long term.

JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND ("Sovereign Investors Fund") seeks long-term growth of capital and income without assuming undue market risks. At times, however, because of market conditions, the Fund may find it advantageous to invest primarily for current income. The Fund invests primarily in common stocks of seasoned companies in sound financial condition with a long record of paying increasing dividends.

JOHN HANCOCK V.A. 500 INDEX FUND ("500 Index Fund") seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The 500 Index Fund normally invests at least 80% of the Fund's assets in common stocks of companies that comprise the S&P 500 Index in approximately the same proportions as they are represented in the Index.

JOHN HANCOCK V.A. SOVEREIGN BOND FUND ("Sovereign Bond Fund") seeks a high level of current income consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of investment grade fixed income securities of U.S. and foreign issuers, although the Fund may invest up to 25% of its total assets in lower-rated high yield, high risk, fixed income securities.

JOHN HANCOCK V.A. STRATEGIC INCOME FUND ("Strategic Income Fund") seeks a high level of current income. The Fund invests primarily in foreign government and corporate fixed income securities, U.S. Government securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers.

JOHN HANCOCK HIGH YIELD BOND FUND ("High Yield Bond Fund") seeks to maximize current income without assuming undue risk. The Fund invests primarily in junk bonds, i.e., lower-rated, higher-yielding debt securities. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

JOHN HANCOCK V.A. WORLD BOND FUND ("World Bond Fund") seeks a high total investment return, a combination of current income and capital appreciation. The Fund invests primarily in a global portfolio of fixed income securities.

JOHN HANCOCK V.A. MONEY MARKET FUND ("Money Market Fund") seeks maximum current income consistent with capital preservation and liquidity. The Fund invests only in high-quality money market instruments.

There can be no assurance that the Funds will achieve their investment objectives. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES."

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The sub-adviser of the International Fund is John Hancock Advisers International Limited ("JHAI"), a wholly owned subsidiary of the Adviser. The sub-adviser of the Independence Equity Fund is Independence Investment Associates, Inc. ("IIA"), a wholly owned indirect subsidiary of the Life Company. The sub-adviser of the Sovereign Investors Fund is Sovereign Asset Management Corporation ("SAMCorp" and, together with IIA and JHAI, the "Sub-advisers"), also a wholly owned indirect subsidiary of the Life Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. See "ORGANIZATION AND MANAGEMENT OF THE FUNDS" for a description of the terms of the Adviser's license.

                            ------------------------

INVESTMENT POLICIES AND
STRATEGIES

THE EQUITY FUNDS

    THE EQUITY FUNDS OFFER A RANGE OF INVESTMENT ALTERNATIVES FOCUSING ON COMMON STOCKS.


The INTERNATIONAL FUND, REGIONAL BANK FUND, FINANCIAL INDUSTRIES FUND, EMERGING GROWTH FUND, SPECIAL OPPORTUNITIES FUND, GROWTH FUND, GROWTH AND INCOME FUND, INDEPENDENCE EQUITY FUND, SOVEREIGN INVESTORS FUND, AND 500 INDEX FUND (collectively, the "Equity Funds") invest primarily in equity securities. Each Equity Fund, other than the Growth and Income Fund, invests at least 65% of its assets, and, in the case of the Emerging Growth Fund and 500 Index Fund, 80% of its assets, in equity securities. However, under normal market conditions, the Equity Funds (other than the Growth and Income Fund) are substantially fully invested in common stocks. The Growth and Income Fund will allocate its assets between equity and fixed income securities. Each Equity Fund, other than the 500 Index Fund, is managed according to traditional methods of "active" management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Independence Equity Fund is managed using model driven quantitative techniques. The 500 Index Fund uses a "passive" or "indexing" investment approach and seeks to provide investment results that correspond to rather than replicate the total return performance of the S&P 500 Index by purchasing stocks for the Fund in proportion to their weight in the S&P 500 Index. This indexing technique is achieved through the use of stock optimization modeling.



In addition to common stocks, each Equity Fund (other than the 500 Index Fund) may invest in preferred stock and securities convertible into common and preferred stock. However, if deemed advisable by the Adviser or relevant Sub-adviser, the Equity Funds may invest in cash and any other types of securities including warrants, bonds, notes and other fixed income securities or obligations of domestic governments and their political subdivisions or domestic corporations. The International Fund, Regional Bank Fund, Financial Industries Fund, Emerging Growth Fund, Special Opportunities Fund, Growth Fund and Growth and Income Fund may also invest in obligations of foreign governments and their political subdivisions or foreign corporations. Each Equity Fund other than Regional Bank Fund, and Financial Industries Fund will diversify its investments among a number of industry groups without concentrating more than 25% of its assets in any particular industry.


    THE INTERNATIONAL FUND INVESTS PRIMARILY IN EQUITY SECURITIES OF FOREIGN COMPANIES AND GOVERNMENTS.

Under normal circumstances, at least 65% of the INTERNATIONAL FUND'S total assets are invested in equity securities of issuers located in various countries around the world. Generally, the Fund's portfolio contains securities of issuers from at least three countries other than the United States. Although the Fund may invest in both equity and fixed income securities, the Adviser and JHAI expect that equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock, will ordinarily offer the greatest potential for long-term growth of capital and will constitute substantially all of the Fund's assets. However, if deemed advisable by the Adviser and JHAI, the Fund may invest in any other types of securities that the Adviser and JHAI believe offer long-term capital appreciation due to favorable credit quality, interest rates or currency exchange rates. These securities include warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign governments and their political subdivisions, or domestic or foreign corporations. The Fund will maintain a flexible investment policy and will invest in a diversified portfolio of securities of companies and governments located throughout the world.

In choosing specific investments for the Fund, the Adviser and JHAI generally look for companies whose earnings show a strong growth trend or companies whose current market value per share is undervalued. The Fund will not restrict its investments to any particular size company and, consequently, the portfolio may include the securities of small and relatively less well-known companies. The securities of small and, in some cases, medium sized companies may be subject to more volatile market movements than the securities of larger, more established companies or the stock market averages in general. See "SMALLER CAPITALIZATION COMPANIES."


    THE REGIONAL BANK FUND INVESTS PRIMARILY IN REGIONAL BANKS AND LENDING INSTITUTIONS.



Under normal circumstances, the REGIONAL BANK FUND will invest at least 65% of its total assets in equity securities, including common stock and securities convertible to common stock (such as convertible bonds, convertible preferred stock, and warrants), of regional commercial banks, industrial banks, consumer banks, savings and loans and bank holding companies that receive a substantial portion of their income from banks.



A regional bank is one that provides full service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending), whose assets are primarily of domestic origin, and which typically has a principal office outside of New York City and Chicago. The Fund may invest in banks that are not Federal Deposit Insurance Corporation (including any state or federally chartered savings and loan association). Although the Adviser will primarily seek opportunities for capital appreciation, many of the regional banks in which the Fund may invest pay regular dividends. Accordingly, the Fund also expects to receive moderate income.



The Fund may invest up to 35% of its assets in other financial services companies, including companies with significant lending operations and "money center" banks. A "money center" bank is one with a strong international banking business and a significant percentage of international assets, which is typically located in New York or Chicago. For a description of the investment characteristics of the Banking Industry, see "BANKING INDUSTRY."


    THE FINANCIAL INDUSTRIES FUND INVESTS PRIMARILY IN FINANCIAL SERVICES COMPANIES LOCATED IN THE U.S. AND FOREIGN COUNTRIES.


Under ordinary circumstances, the FINANCIAL INDUSTRIES FUND invests at least 65% of its total assets in equity securities of financial services companies. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).


A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.


The Fund currently uses a strategy of investing in financial services companies that are, in the opinion of the Fund's management team, currently underpriced in consolidating or restructuring industries, or in a position to benefit from regulatory changes. This strategy can be changed at any time. For a description of the investment characteristics of the Financial Industries, see "FINANCIAL INDUSTRIES."


    THE EMERGING GROWTH FUND INVESTS PRIMARILY IN SMALL-SIZED COMPANIES THAT TEND TO BE AT A STAGE OF DEVELOPMENT ASSOCIATED WITH HIGHER THAN AVERAGE GROWTH.

The EMERGING GROWTH FUND invests in common stocks and other equity securities of domestic and foreign issuers (including convertible securities) of rapidly growing, small-sized companies (with a total market capitalization of up to $1 billion). In normal circumstances, the Fund invests at least 80% of its total assets in these companies. The Adviser selects investments that it believes offer growth potential higher than average for all companies. The Adviser expects that common stocks of rapidly growing smaller capitalization companies in an emerging growth stage of development generally offer the most attractive growth prospects. However, the Fund may also invest in equity securities of larger, more established companies that the Adviser believes offer superior growth potential. The Fund may invest without limitation in securities of foreign issuers.

    THE SPECIAL OPPORTUNITIES FUND INVESTS PRIMARILY IN COMMON STOCKS OF U.S. AND FOREIGN ISSUERS SELECTED FROM VARIOUS INCOME SECTORS.

The SPECIAL OPPORTUNITIES FUND seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: basic material, energy, capital equipment, technology, consumer cyclical, retail, consumer staple, health care, transportation, financial and utility. Under normal circumstances, at least 75% of the Fund's equity securities is invested in five or fewer sectors. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment. Subject to the Fund's policy of investing not more that 25% of its total assets in any one industry, issuers in any one sector may represent all of the Fund's net assets. The Fund is "non-diversified" and may invest more than 5% of its total assets in the securities of any one issuer. This may make the Fund susceptible to certain risks.

In selecting securities for the Fund's portfolio, the Adviser will determine the allocation of assets among equity securities, fixed-income securities and cash, the sectors that will be emphasized at any given time, the distribution of securities among the various sectors, the specific industries within each sector and the specific securities within each industry. A sector is considered a "sector opportunity" when, in the opinion of the Adviser, the issuers in that sector have a high earnings potential. In selecting particular issuers, the Adviser considers price/earnings ratios, ratios of market to book value, earnings growth, product innovation, market share, management quality and capitalization.

    THE GROWTH FUND INVESTS PRINCIPALLY IN COMMON STOCKS OF COMPANIES WHICH THE ADVISER BELIEVES OFFER OUTSTANDING GROWTH POTENTIAL OVER BOTH THE INTERMEDIATE AND LONG TERM.

The GROWTH FUND invests principally in common stocks (and in securities convertible into or with rights to purchase common stocks) of companies which the Adviser believes offer outstanding growth potential over both the intermediate and long term. The Adviser will pursue the strategy of investing in common stocks of those companies whose five-year average operating earnings and revenue growth are at least two times that of the economy, as measured by the Gross Domestic Product. Companies selected will generally have positive operating earnings growth for five consecutive years, although companies without a five-year record of positive earnings growth may also be selected if, in the opinion of the Adviser, they have significant growth potential.

    THE GROWTH AND INCOME FUND INVESTS IN A DIVERSIFIED PORTFOLIO OF STOCK, BONDS AND MONEY MARKET INSTRUMENTS.

Under normal circumstances, the GROWTH AND INCOME FUND'S equity investments consist of common and preferred stocks which have yielded their holders a dividend return within the preceding 12 months and have the potential to increase dividends in the future; however, non-income producing securities may be held for anticipated increase in value. The Fund may invest in U.S. Government securities and corporate bonds, notes and other debt securities of any maturity.

In selecting equity securities for the Fund, the Adviser emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers or the Standard & Poor's Composite Index. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the Adviser considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The Adviser attempts to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.

    THE INDEPENDENCE EQUITY FUND INVESTS PRIMARILY IN COMMON STOCKS OF COMPANIES THAT THE ADVISER AND IIA BELIEVE ARE UNDERVALUED AND HAVE IMPROVING FUNDAMENTALS OVER BOTH THE INTERMEDIATE AND LONG TERM.

The INDEPENDENCE EQUITY FUND diversifies its investments to create a portfolio with a risk profile and characteristics similar to those of the S&P 500 Index. Consequently, the Fund invests in a number of industry groups without concentrating in any particular industry. In determining what constitutes "value," the Adviser and the Fund's Sub-adviser, IIA, seek stocks with the following attributes: high growth relative to price/earnings ratio; rising dividend stream; and high asset value. To determine whether a company's stock exhibits improving fundamentals, the Adviser and IIA look for accelerating earnings growth, positive earnings surprises when compared to the market's expectations and favorable cyclical timing. The Fund may also invest in securities of foreign issuers which are U.S. dollar denominated and traded on a U.S. exchange, in the form of common stocks or American Depository Receipts.

    SOVEREIGN INVESTORS FUND GENERALLY INVESTS IN SEASONED COMPANIES IN SOUND FINANCIAL CONDITION WITH A LONG RECORD OF PAYING DIVIDENDS.

Under normal circumstances, the SOVEREIGN INVESTORS FUND invests at least 65% of its total assets in dividend paying securities. The Adviser expects that common stocks will ordinarily offer the greatest dividend paying potential and will constitute a majority of the Fund's assets. The Fund may also invest a smaller portion of its assets in corporate and U.S. Government fixed income securities. For defensive purposes, however, the Fund may temporarily hold a larger percentage of high grade liquid preferred stock or fixed income securities. The Adviser and the Fund's Sub-adviser, SAMCorp, will select securities for the Fund's portfolio mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earning power, marketability and prospects for future growth. The distribution of the Fund's assets among various types of investments is based on general market conditions, the level of interest rates, business and economic conditions and the availability of investments in the equity or fixed income markets. The amount of the Fund's assets that may be invested in either equity or fixed income securities is not restricted and is based upon the judgment of the Adviser or SAMCorp of what might best achieve the Fund's investment objective.

While there is considerable flexibility in the investment grade and type of security in which the Fund may invest, the Fund currently uses a strategy of investing only in those common stocks which have a record of having increased their dividend payout in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time.

    USING "PASSIVE" OR "INDEXING" INVESTMENT TECHNIQUES, THE 500 INDEX FUND SEEKS TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE TOTAL RETURN PERFORMANCE OF THE S&P 500 INDEX.

The 500 INDEX FUND normally invests 80% of the Fund's total assets in common stocks of the companies that comprise the S&P 500 Index. The Fund tries to allocate the stocks held in its portfolio in approximately the same proportions as they are represented in the S&P 500 Index, in an attempt to minimize the degree to which the Fund's investment results (before Fund expenses) differ from those of the Index ("tracking error"). This "indexing" technique is a passive approach to investing and is designed for long-term investors seeking a diversified portfolio of common stocks. Unlike other equity funds which seek to "beat" stock market averages, the Fund attempts to "match" the total return performance of the S&P Index and thus provide a predictable return relative to the benchmark. The degree to which the Fund's performance correlates with that of the S&P 500 Index will depend upon the size and cash flows of the Fund, the liquidity of the securities represented in the Index and the Fund's expenses, among other factors. There is no fixed number of component stocks in which the Fund will invest, and there can be no assurance that the Fund's total return will match that of the S&P 500 Index. For a description of the investment characteristics of the S&P 500 Index, see "THE S&P 500 INDEX."

If extraordinary circumstances warrant, the Fund may exclude a stock held in the S&P 500 Index and include a similar stock in its place if doing so will help the Fund achieve its objective. Additionally, the Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may also enter into stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not invest in cash equivalents, futures contracts or options as part of a temporary defensive strategy.

    EACH EQUITY FUND (OTHER THAN THE 500 INDEX FUND) MAY INVEST A PORTION OF ITS TOTAL ASSETS IN CORPORATE AND GOVERNMENTAL FIXED INCOME SECURITIES.


Although under normal market conditions each Equity Fund (other than the Growth and Income Fund) intends to be substantially fully invested in common stocks, each Equity Fund (other than the 500 Index Fund) may invest in fixed income securities for purposes of managing its cash position and for temporary defensive purposes. Fixed income investments of these Funds may include bonds, notes, preferred stock and convertible fixed income securities issued by U.S. corporations or the U.S. Government and its political subdivisions. The International Fund, Regional Bank Fund, Financial Industries Fund, Emerging Growth Fund, Special Opportunities Fund, Growth Fund and Growth and Income Fund may also invest in fixed income securities issued by foreign corporations or foreign governments and their political subdivisions (although no more than 25% of Growth Fund's assets will be invested in foreign securities). The value of fixed income securities varies inversely with interest rates. The value of convertible issues, while influenced by the level of interest rates, will also be affected by the changing value of the underlying common stocks into which they are convertible.



The fixed income securities of International Fund, Emerging Growth Fund, Special Opportunities Fund and Independence Equity Fund will be rated "investment grade" (i.e., rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, determined to be of investment grade quality by the Adviser or relevant Sub-adviser. Growth and Income Fund may invest up to 15% of its net assets in Junk Bonds including convertible securities, that may be rated as low as CC by S&P, Ca by Moody's or their unrated equivalents. Fixed income securities held by Sovereign Investors Fund and the Growth Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Sovereign Investors Fund's and the Growth Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.



The Regional Bank Fund may invest up to 5% of its net assets in below-investment grade debt securities of Banks rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.



The Financial Industries Fund may invest in debt securities of financial services companies and in debt and equity securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities, rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.


Fixed income securities rated BBB or Baa or higher normally exhibit adequate protection parameters. However, fixed income securities rated BBB or Baa or lower have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than with higher grade bonds. Fixed income securities rated lower than BBB or Baa are high risk securities commonly known as "junk bonds." See "LOWER RATED SECURITIES" and the APPENDIX to this Prospectus for a description of the risks and characteristics of various ratings categories. Each Equity Fund (other than the Sovereign Investors Fund) may retain fixed income securities whose ratings are downgraded below the minimum ratings described above until the Adviser or relevant Sub-adviser determines that disposing of such securities is in the best interests of the affected Fund. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's or Sub-adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

THE FIXED INCOME FUNDS

    THE FIXED INCOME FUNDS OFFER A RANGE OF INVESTMENT ALTERNATIVES FOCUSING PRIMARILY ON CORPORATE AND GOVERNMENTAL FIXED INCOME SECURITIES.

Under normal circumstances, the SOVEREIGN BOND FUND, STRATEGIC INCOME FUND, HIGH YIELD BOND FUND AND WORLD BOND FUND (collectively, the "Fixed Income Funds") each invests at least 65% of its total assets in fixed income securities. Each Fixed Income Fund invests in a broad range of fixed income securities, including bonds, notes, preferred stock and convertible debt securities issued by U.S. corporations or the U.S. Government and its political subdivisions. The Funds may invest in mortgage-backed securities and the Sovereign Bond, Strategic Income and High Yield Bond Funds may invest in asset-backed securities. The Fixed Income Funds may also invest in fixed income securities issued by foreign corporations or governments and their political subdivisions. The fixed income securities in which the Funds may invest are subject to varying credit quality criteria. The Fixed Income Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted below.

The value of fixed income securities generally varies inversely with interest rates. The longer the maturity of the fixed income security, the more volatile will be changes in its value resulting from changes in interest rates. The value of fixed income securities with conversion features, however, will also be affected by changes in the value of the common stocks into which such fixed income securities are convertible.

    THE SOVEREIGN BOND FUND INVESTS PRIMARILY IN
    A DIVERSIFIED PORTFOLIO OF FREELY MARKETABLE INVESTMENT GRADE FIXED INCOME SECURITIES OF U.S. AND FOREIGN ISSUERS.

Under normal market conditions, the SOVEREIGN BOND FUND invests at least 65% of its total assets in bonds and/or debentures. In addition, at least 75% of the Fund's total assets will be invested in fixed income securities which have, at the time of purchase, a rating within the four highest grades as determined by S&P (AAA, AA, A, or BBB) or Moody's (Aaa, Aa, A or Baa) or their respective equivalent ratings; fixed income securities of banks, the U.S. Government and its agencies or instrumentalities and other issuers which, although not rated as a matter of policy by either S&P or Moody's, are considered by the Adviser to have investment quality comparable to securities receiving ratings within the four highest grades; and cash and cash-equivalents. Fixed income securities rated BBB or Baa and unrated debt securities of comparable credit quality are subject to certain risks. See "INVESTMENT GRADE SECURITIES."

The Fund may also invest up to 25% of its total assets in fixed income securities rated below BBB by S&P or below Baa by Moody's or their respective equivalent ratings or in securities which are unrated. The Fund may invest in securities rated as low as CC or Ca and unrated securities of comparable credit quality as determined by the Adviser. These ratings indicate obligations that are highly speculative and often in default. Securities rated lower than Baa or BBB are high risk securities generally referred to as "junk bonds." See "Lower Rated Securities" and the APPENDIX to this Prospectus for a description of the risks and characteristics of the various ratings categories.

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio.

The Fund may invest in securities of United States and foreign issuers. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in foreign securities (excluding U.S. dollar-denominated Canadian securities).

    THE STRATEGIC INCOME FUND SEEKS A HIGH LEVEL OF CURRENT INCOME BY INVESTING PRIMARILY IN FIXED INCOME SECURITIES OF U.S. AND FOREIGN ISSUERS.

The STRATEGIC INCOME FUND invests in all types of fixed income securities including foreign government and foreign corporate securities, U.S. Government securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers. Under normal circumstances, the Fund's assets are invested in each of the foregoing three sectors. However, from time to time the Fund may invest up to 100% of its total assets in any one sector. The Fund may invest up to 10% of its net assets in common stocks and similar equity securities of U.S. and foreign companies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. The fixed income securities in which the Fund may invest include bonds, debentures, notes (including variable and floating rate instruments), preferred and preference stock, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, multiple class passthrough securities, collateralized mortgage obligations, stripped debt securities, other mortgage-backed securities, asset-backed securities and other derivative debt securities. Variable and floating rate instruments, mortgage-backed securities and asset-backed securities are derivative instruments that derive their value from an underlying security. Derivative securities are subject to additional risks. See "DERIVATIVE INSTRUMENTS."

The higher yields and the high income sought by the Fund are generally obtainable from investments in the lower rating categories. The Fund may invest up to 100% of its total assets in fixed income securities rated below Baa by Moody's, or below BBB by S&P, or in securities which are unrated. The Fund may invest in securities rated as low as Ca or CC, which may indicate that the obligations are highly speculative and in default. Fixed income securities rated below Baa or BBB are commonly called "junk bonds." See "LOWER RATED SECURITIES" and the APPENDIX to this Prospectus for a description of the risks and characteristics of the various ratings categories.

    THE HIGH YIELD BOND FUND INVESTS PRIMARILY
    IN LOWER-RATED, HIGH-YIELDING, FIXED INCOME SECURITIES.


Under normal market conditions, the HIGH YIELD BOND FUND invests at least 65% of its total assets in bonds rated below Baa by Moody's or below BBB by S&P or in unrated securities of comparable quality as determined by the Adviser. Up to 30% of the fund's total assets may be invested in bonds rated Ca by Moody's or CC by S&P or in unrated securities of comparable quality as determined by the adviser. See "LOWER RATED SECURITIES" and the APPENDIX to this Prospectus for a description of the risks and characteristics of the various ratings categories. Up to 40% of the Fund's total assets may be invested in the securities of issuers in the electric utility and telephone industries. For all other industries, the limitation is 25% of assets. The Fund may also invest up to 20% of its net assets in U.S. or foreign equities.


The types of debt securities in which the Fund may invest include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

For liquidity and flexibility, the Fund may place up to 35% of its total assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The Fund also may invest in certain higher-risk investments, including options, futures and restricted securities. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES."

    THE WORLD BOND FUND INVESTS PRIMARILY IN A GLOBAL PORTFOLIO OF FIXED INCOME SECURITIES.

Normally, the WORLD BOND FUND invests in fixed income securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar. Under normal circumstances, the Fund invests primarily (at least 65% of total assets) in U.S. Government, municipal and foreign governmental securities; obligations of supranational organizations (e.g., the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the European Coal and Steel Community); and foreign corporations or financial institutions. The Fund is "non-diversified" and may invest more than 5% of its assets in obligations of a single foreign government or other issuer. The Fund will not invest more than 25% of its total assets in securities issued by any one foreign government. See "SECURITIES OF FOREIGN ISSUERS."

The Fund may invest in fixed income securities denominated in any currency or a multi-national currency unit. The European Currency Unit ("ECU") is a composite currency consisting of specified amounts of each of the currencies of the member countries of the European Economic Community. The Fund may also invest in fixed income securities denominated in the currency of one country although issued by a governmental entity, corporation or financial institution of another country. For example, the Fund may invest in a Japanese yen-denominated fixed income security issued by a U.S. corporation. This type of investment involves credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Fund maintains a flexible investment policy and its portfolio assets may be shifted among fixed income securities denominated in various foreign currencies that the Adviser expects to provide relatively high yields or potential capital appreciation in U.S. Dollars.

The Fund will invest primarily in fixed income securities which are rated A or better by S&P or Moody's or securities that the Adviser has determined to be of similar credit quality. The Fund may, however, invest less than 35% of its total assets in fixed income securities rated, at the time of investment, as low as CCC by S&P or Caa by Moody's or their respective equivalent ratings and unrated securities of comparable credit quality. These securities are commonly referred to as "emerging market" or "junk" bonds. These bonds are considered speculative and entail greater risks, including default risks, than those found in higher rated securities. See "LOWER RATED SECURITIES" and the APPENDIX to this Prospectus for a description of the risks and characteristics of the various ratings categories.

The average maturity of the Fund's portfolio securities may vary based upon the Adviser's assessment of economic and market conditions.

THE MONEY MARKET FUND

    THE MONEY MARKET FUND INVESTS ONLY IN HIGH-QUALITY MONEY MARKET
    INSTRUMENTS.

The MONEY MARKET FUND invests in money market instruments including, but not limited to, U.S. Government, municipal and foreign government securities; obligations of supranational organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. All of the Fund's investments are denominated in U.S. dollars.

At the time the Money Market Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations while second tier securities have received ratings within the two highest categories from at least two rating agencies, but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trust's Board of Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

The Fund seeks to maintain a constant $1.00 share price although there can be no assurance it will do so. All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.

    EACH FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.

Each Fund (other than the Independence Equity Fund, Sovereign Investors Fund, 500 Index Fund and Money Market Fund) may invest in the securities of foreign issuers, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). The Independence Equity Fund, Sovereign Investors Fund, 500 Index Fund and Money Market Fund may invest in U.S. Dollar denominated securities of foreign issuers.

Each Fund may purchase securities on a forward commitment or when-issued basis and invest up to 15% (10% for the Money Market Fund) of its net assets in illiquid securities. In addition, each Fund may lend portfolio securities and may make temporary investments in short-term securities, including repurchase agreements and other money market instruments, in order to receive a return on uninvested cash. To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, Regional Bank Fund and Financial Industries Fund may invest up to 15% of its net assets in cash or in investment grade short-term securities. Each Fund may enter into reverse repurchase agreements. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on each Fund's investments.


When, in the opinion of the Adviser or relevant Sub-adviser, extraordinary market or economic conditions warrant, each Fund (other than the 500 Index Fund) may, for temporary defensive purposes, hold cash, cash equivalents or fixed income securities without limitation. The Financial Industries Fund may hold up to 80% of its total assets in cash, cash equivalents or fixed income securities.

Each Fund has adopted investment restrictions detailed in the Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and non-fundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, investors should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

    BROKERS ARE CHOSEN FOR FUND TRANSACTIONS ON THE BASIS OF BEST PRICE AND EXECUTION.

The primary consideration in choosing brokerage firms to carry out a Fund's transactions is execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Pursuant to procedures determined by the Trustees, the Adviser may place securities transactions with a broker affiliated with the Adviser or a Sub-adviser. This broker is John Hancock Distributors, Inc., which is indirectly owned by the Life Company, which in turn indirectly owns the Adviser and certain Sub-advisers. Fixed income securities are generally purchased and sold in transactions with dealers acting as principal and involve a "spread" rather than a commission. Commission rates on many foreign securities exchanges are fixed and are generally higher than U.S. commission rates, which are negotiable.

PURCHASE AND REDEMPTION
OF SHARES

INVESTMENTS IN SHARES OF THE FUNDS

Each Fund sells its shares at net asset value ("NAV") directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts. Variable Contract separate accounts may or may not make investments in all the Funds described in this Prospectus. Investments in a Fund (other than certain automatic investments described below under "Redeeming Shares") are credited to an insurance company's separate account immediately upon acceptance of the investment by the Fund. The offering of shares of any Fund may be suspended for a period of time and each Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of a Fund.

SHARE PRICE

Shares of each Fund are offered at the NAV per share of that Fund. The NAV per share is the value of one share and is calculated by dividing a Fund's net assets by the number of outstanding shares of that Fund.

Securities in a Fund's portfolio are valued on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the Trustees. Short-term fixed income investments maturing within 60 days are valued at amortized cost, which the Board of Trustees has determined approximates market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the Exchange is open. On any day an international market is closed and the New York Stock Exchange is open, the foreign securities will be valued at the prior day's close.

REDEEMING SHARES

Shares of a Fund may be redeemed on any business day. Redemptions (other than certain automatic redemptions described below) are effected at the per share NAV next determined after receipt and acceptance of the redemption request by a Fund. Redemption proceeds will normally be forwarded by bank wire to the redeeming insurance company on the next business day after receipt of the redemption instructions by a Fund. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven

(7) business days or longer, as permitted by Federal securities laws.

Purchases and redemptions arising out of an automatic transaction under an insurance contract (such as investment of net premiums, death of insureds, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements and similar automatic transactions) are effected at the net asset value per share computed as of the close of business on the day as of which the automatic transaction is effected, even though the order for purchase or redemption of Fund shares is not received until after close of business.

ORGANIZATION AND
MANAGEMENT OF THE FUNDS

    THE TRUSTEES ELECT OFFICERS AND RETAIN THE ADVISER AND THE SUB-ADVISERS, WHO ARE RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE FUNDS, SUBJECT TO THE TRUSTEES' POLICIES AND SUPERVISION.


Each Fund is a separate portfolio of the Trust, which is an open-end, investment management company organized as a Massachusetts business trust in 1995. The Trust has an unlimited number of authorized shares, and currently has fifteen distinct funds.


Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within that Fund. The Trustees have the authority, without further shareholder approval, to establish additional funds within the Trust and to classify and reclassify the shares of the Funds, or any new fund of the Trust, into one or more classes. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for such purposes as electing or removing Trustees, changing fundamental restrictions or approving a management contract. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received. For a further discussion of voting rights, please refer to your insurance company's separate account Prospectus.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Funds. However, each Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is, therefore, limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote. Liabilities attributable to one Fund are not charged against the assets of any other Fund.

    JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $22 BILLION.

The Adviser was organized in 1968 and is a indirect wholly-owned subsidiary of the Life Company, a financial services company. It provides the Funds, and other investment companies in the John Hancock group of Funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares of the Funds. Certain officers of the Trust are also officers of the Adviser, the Sub-advisers and John Hancock Funds. Pursuant to an order granted by the SEC, the Trust has adopted a deferred compensation plan for its independent Trustees which allows Trustees' fees to be invested by the Funds in other John Hancock funds.

John Hancock Advisers International Limited ("JHAI") serves as the sub-adviser to the International Fund pursuant to a sub-advisory agreement among the Fund, the Adviser and JHAI. JHAI was formed in 1987 and is a wholly owned subsidiary of the Adviser. JHAI provides international investment research and advisory services to investment companies and institutional clients.

Independence Investment Associates, Inc. ("IIA") serves as the sub-adviser to the Independence Equity Fund pursuant to a separate sub-advisory agreement among the Fund, the Adviser and IIA. IIA was organized in 1982 and is a wholly owned indirect subsidiary of the Life Company. IIA provides investment advice and advisory services to investment companies and institutional accounts.

Sovereign Asset Management Corporation ("SAMCorp") serves as the sub-adviser to the Sovereign Investors Fund pursuant to a sub-advisory agreement among the Fund, the Adviser and SAMCorp. SAMCorp was organized in 1992 and is a wholly owned indirect subsidiary of the Life Company. SAMCorp provides investment advice and advisory services to investment companies and private and institutional accounts.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or in the 500

Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Adviser is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Adviser or the 500 Index Fund. Standard & Poor's has no obligation to take the needs of the Adviser or the purchasers of the 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund, the timing of the issuance or sale of the 500 Index Fund or in the determination or calculation of the equation by which the 500 Index Fund is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the 500 Index Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The person or persons primarily responsible for the day-to-day management of each Fund (other than the Money Market Fund) are listed below:

INTERNATIONAL FUND

Miren Etcheverry, John L.F. Wills and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the Adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock in 1987 and has been in the investment business since 1969.


REGIONAL BANK FUND



James K. Schmidt, CFA, leads the Fund's portfolio management team. Mr. Schmidt is an executive vice president of the Adviser. He joined the Adviser in 1985.


FINANCIAL INDUSTRIES FUND

James K. Schmidt, CFA, and Thomas Finucane lead the Fund's portfolio management team. Mr. Schmidt is executive vice president of the Adviser. He joined the Adviser in 1985. Mr. Finucane is vice president of the Adviser and joined the Adviser in 1990.

EMERGING GROWTH FUND

Bernice S. Behar, CFA, leads the Fund's portfolio management team. Ms. Behar, a senior vice president of the Adviser, has been associated with the Adviser since 1991. She has been in the investment business since 1986.

SPECIAL OPPORTUNITIES FUND


Barbara C. Friedman, CFA, is leader of the fund's portfolio management team. A senior vice president of the Adviser, Ms. Friedman has been a member of the management team since joining John Hancock Funds in January 1998. Ms. Friedman has been in the investment business since 1973.


GROWTH FUND

Anurag Pandit, CFA, leads the Fund's portfolio management team. A vice president of the Adviser, Mr. Pandit has been a member of the management team since joining John Hancock Funds in April 1996. Mr. Pandit has been in the investment business since 1984.

GROWTH AND INCOME FUND

Timothy E. Keefe, CFA, leads the Fund's portfolio management team. Mr. Keefe, a senior vice president of the Adviser, has been with the Adviser since July 1996. He has been in the investment business since 1987.

INDEPENDENCE EQUITY FUND

All investment decisions for the Independence Equity Fund are made by a portfolio management team of investment professionals employed by Independence Investment Associates, Inc., the Fund's Sub-Adviser, and no single person is primarily responsible for making recommendations for the team.

SOVEREIGN INVESTORS FUND

John F. Snyder, III and Barry H. Evans, CFA, lead the Fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corp., the Fund's Sub-adviser, and a wholly owned subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the Adviser, joined John Hancock Funds in 1986.

500 INDEX FUND

The 500 Index Fund is "passively" managed by a portfolio management team using computerized, quantitative techniques. The team is lead by Barry H. Evans, CFA and Roger C. Hamilton, CFA. Mr. Evans, a senior vice president of the Adviser, joined John Hancock Funds in 1986. Mr. Hamilton, a vice president of the Adviser, joined John Hancock Funds in December 1994 and has been in the investment business since 1980.

SOVEREIGN BOND FUND

James K. Ho, CFA, leader of the Fund's portfolio management team, is an executive vice president of the Adviser. Mr. Ho joined the Adviser in 1985 and has been in the investment business since 1977.

STRATEGIC INCOME FUND

Frederick L. Cavanaugh, Jr., leader of the Fund's portfolio management team, is a senior vice president of the Adviser. Mr. Cavanaugh joined the Adviser in 1986 and has been in the investment business since 1973.

HIGH YIELD BOND FUND

Arthur N. Calavritinos, CFA, leader of the Fund's portfolio management team, is a vice president of the Adviser. He joined John Hancock Funds in 1988 and has been in the investment business since 1987.

WORLD BOND FUND

Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the Fund's portfolio management team. Messrs. Goodchild and Daly are Senior Vice Presidents of the Adviser and joined John Hancock Funds in 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, vice president of the Adviser, joined John Hancock Funds in 1995 and has been in the investment business since 1990.

In order to avoid any conflict with portfolio trades for the Funds, the Adviser, the Sub-advisers and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser, the Sub-advisers and their affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-advisers have adopted similar restrictions which may differ where appropriate as long as they have similar intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of management.

THE FUNDS' EXPENSES

Each Fund pays a monthly fee to the Adviser for managing the Fund's investment and business affairs, which is equal on an annual basis to a percentage of the Fund's average daily net assets. These fees are as follows:


FUND                                                        RATE
----                                                        ----
International Fund                                          0.90%
Regional Bank Fund                                          0.80%
Financial Industries Fund                                   0.80%
Emerging Growth Fund                                        0.75%
Special Opportunities Fund                                  0.75%
Growth Fund                                                 0.75%
Growth and Income Fund                                      0.60%
Independence Equity Fund                                    0.70%
Sovereign Investors Fund                                    0.60%
500 Index Fund*                                             0.10%
Sovereign Bond Fund                                         0.50%
Strategic Income Fund                                       0.60%
High Yield Bond Fund                                        0.60%
World Bond Fund                                             0.75%
Money Market Fund                                           0.50%


*Reflects the Adviser's Agreement to limit the management fee. Without this limitation the management fee would be 0.35%. The Adviser may terminate this limitation in the future.

The Adviser pays sub-advisory fees out of its own assets and no Fund is responsible for paying a fee to its respective Sub-adviser.

The Adviser pays a portion of its advisory fee from the International Fund to JHAI at the following rate: 70% of the advisory fee payable by the Fund.

The Adviser pays a portion of its advisory fee from the Independence Equity Fund to IIA at the following rate: 55% of the advisory fee payable by the Fund.

The Adviser pays a portion of its fee from the Sovereign Investors Fund to SAMCorp at the following rate: 40% of the advisory fee payable by the Fund.

The Funds also compensate the Adviser for performing tax and financial management services. Compensation by each fund is not expected to exceed 0.02% of its average net assets on an annual basis.

    EACH FUND PAYS CERTAIN ADDITIONAL EXPENSES.

Each Fund pays fees to the Independent Trustees of the Trust, the expenses of the continuing registration and qualification of its shares for sale, the charges of custodians and transfer agents, and auditing and legal expenses. The Adviser may, from time to time, agree that all or a portion of its fee will not be imposed for specific periods or make other arrangements to limit the Funds' expenses to not more than a specified percentage of average net assets (currently 0.25% excluding advisory fees). The Adviser retains the right to reimpose the fee and recover any other payments to the extent annual expenses fall below the limit at the end of the fiscal year.

DIVIDENDS AND TAXES

Dividends from net investment income are declared and paid as follows:


FUND                                         DECLARED        PAID
----                                         ----------    ----------
International Fund.........................  Annually      Annually
Regional Bank Fund.........................  Quarterly     Quarterly
Financial Industries Fund..................  Annually      Annually
Emerging Growth Fund.......................  Annually      Annually
Special Opportunities Fund.................  Annually      Annually
Growth Fund................................  Annually      Annually
Growth and Income Fund.....................  Quarterly     Quarterly
Independence Equity Fund...................  Quarterly     Quarterly
Sovereign Investors Fund...................  Quarterly     Quarterly
500 Index Fund.............................  Quarterly     Quarterly
Sovereign Bond Fund........................  Daily         Monthly
Strategic Income Fund......................  Daily         Monthly
High Yield Bond Fund.......................  Daily         Monthly
World Bond Fund............................  Daily         Monthly
Money Market Fund..........................  Daily         Monthly


Capital gains distributions are generally declared annually. Dividends are automatically reinvested in additional shares of the Funds.

TAXATION. For a discussion of the tax status of your Variable Contract, including the tax consequences of withdrawals or other payments, refer to the Prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal record keeping.

Each Fund is treated as a separate entity for tax purposes and intends to qualify and be treated each year as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must satisfy certain requirements in Subchapter M of the Code relating to the sources of its income, the diversification of its assets, and the distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to Federal income taxes on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with the timing requirements of the Code. Each Fund expects to distribute to the life insurance company separate accounts owning its shares all or substantially all of its net investment income and net realized capital gains, if any, for each taxable year.

Distributions from a Fund's net investment income, certain net foreign exchange gains, and any excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions from any excess of net long-term capital gain over net short-term capital loss so designated by a Fund will be treated as capital gain by the investing insurance companies. Such companies should consult their own tax advisers regarding whether such distributions are subject to federal income tax if they are properly added to reserves for the applicable variable contracts.

In addition to the above, each Fund also follows certain portfolio diversification requirements imposed under the Code on separate accounts of insurance companies that are used to fund Variable Contracts. More specific information on these diversification requirements is contained in the Trust's Statement of Additional Information.

If a Fund does not both qualify as a regulated investment company and satisfy the additional diversification requirements referred to above, the holders of Variable Contracts based on a separate account that invested in that Fund might become subject to taxation of all income on such contracts unless the failure is permitted to be corrected by the Internal Revenue Service.

PERFORMANCE

    EACH FUND MAY ADVERTISE ITS TOTAL RETURN.

Total return is based on the overall change in value of a hypothetical investment in a Fund. A Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows a Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in a Fund's performance, you should recognize that it is not the same as actual year-to-year results.

Total return calculations are at net asset value because no sales charges are incurred by Variable Contract separate accounts.

    EACH FUND MAY ALSO ADVERTISE YIELD.

Yield reflects a Fund's rate of income on portfolio investments as a percentage of its share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the net asset value per share on the last day of that period.

Money Market Fund's yield refers to the income generated by an investment in the Fund over a specified seven-day period, expressed as an annual percentage rate. Money Market Fund's effective yield is calculated similarly, but assumes that the income earned from investments is reinvested in shares of the Fund. Money Market Fund's effective yield will tend to be slightly higher than its yield because of the compounding effect of this reinvestment.

Yield is calculated according to accounting methods that are standardized for all mutual funds. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid on shares or the income reported in the Fund's financial statements.

The value of a Fund's shares when redeemed may be more or less than their original cost. Total return and yield are historical calculations and are not indications of future performance.

RISK FACTORS, INVESTMENTS
AND TECHNIQUES

COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund will diversify its investments in common stocks of companies in a number of industry groups. Common stocks have the potential to outperform fixed income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

THE S&P 500 INDEX. The S&P 500 Index is comprised of 500 industrial, utility, transportation and financial companies in the United States markets. Most of these companies are listed on the New York Stock Exchange (the "Exchange"). Companies included in the S&P 500 Index represent about 73% of the Exchange's market capitalization and 16% of the Exchange's issuers. The S&P 500 Index is a capitalization weighted index calculated on a total return basis with dividends reinvested. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment.

Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 50.2% of the Index. Typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries. As of November 30, 1997, the five largest companies in the Index were: General Electric (3.3%), Coca-Cola (2.4%), Exxon Corporation (2.1%), Intel Corporation (1.7%), and Microsoft (2.3%). The largest industry categories were: international oil companies (6.0%), major regional banks (5.8%), pharmaceutical companies (4.8%), health care companies (4.2%) and telephone (4.2%).


BANKING INDUSTRY. Since the Fund's investments will be concentrated in the banking industry, it will be subject to risks in addition to those that apply to the general equity market. Events may occur which significantly affect the entire banking industry. Thus, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries. In addition, despite some measure of deregulation, banks and other lending institutions are still subject to extensive governmental regulation which limits their activities. The availability and cost of funds to these entities is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance and condition. The market value of the debt securities in the Fund's portfolio will also tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tends to decline. The Fund is not a complete investment program. Because the Fund's investments are concentrated in the banking industry, an investment in the Fund may be subject to greater market fluctuations than a fund that does not concentrate in a particular industry. Thus, it is recommended that an investment in the Fund be considered only one portion of your overall investment portfolio.



Banks, finance companies and other financial services organizations are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and the interest rates and fees which may be charged. The profitability of these concerns is largely dependent upon the availability and cost of capital funds, and has shown significant recent fluctuation as a result of volatile interest rate levels. Volatile interest rates will also affect the market value of debt securities held by the Fund. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.


FINANCIAL INDUSTRIES. Since the Financial Industries Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, legislative proposals to remove traditional barriers between banking and investment banking activities would allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Issuers."

The market value of debt securities in the Fund's portfolio will tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tends to decline.

FIXED INCOME SECURITIES. Fixed income securities of corporate and governmental issuers are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the issuer's creditworthiness and general market liquidity (market risk). Debt securities will be selected based upon credit risk analysis of issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available from a particular issuer as well as analysis of the anticipated volatility and liquidity of the fixed income instruments. The longer a Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in rates will generally decrease the value of the Fund's securities, while a decline in interest rates will generally increase their value.

PREFERRED STOCKS. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

INVESTMENT GRADE SECURITIES. Each Fund other than the 500 Index Fund and Money Market Fund may invest in securities that are rated in the lowest category of "investment grade" (BBB by S&P or Baa by Moody's) or unrated securities determined by the Adviser or relevant Sub-adviser to be of comparable quality. Securities in the lowest category of investment grade are considered medium grade obligations and normally exhibit adequate protection parameters. However, these securities also have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than in the case of higher grade obligations.


LOWER RATED SECURITIES. The Regional Bank Fund, Financial Industries Fund, Growth and Income Fund, Sovereign Investors Fund, Growth Fund, Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund may invest in securities rated below investment grade, commonly referred to as junk bonds. Debt obligations rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of high yield, high risk, fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.


Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the assets of the Financial Industries Fund, Growth and Income Fund, Sovereign Investors Fund, Growth Fund, Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund. The reduced availability of reliable objective data may increase these Funds' reliance on management's judgment in valuing the high yield, high risk bonds. To the extent that these Funds invest in high yield, high risk securities, achieving the Funds' objectives will depend more on the Adviser's or relevant Sub-adviser's judgment and analysis than would otherwise be the case. In addition, these Funds' investments in high yield, high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of these securities and may do so in the future, particularly with respect to highly leveraged issuers. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes and therefore tend to be more volatile than securities which pay cash interest periodically. Increasing rate note securities are typically refinanced by the issuers within a short period of time. A Fund accrues income on these securities for tax and accounting purposes, and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may be forced to liquidate other investments to make distributions.

WARRANTS. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

CONVERTIBLE SECURITIES. Each Fund (other than the 500 Index Fund and the Money Market Fund) may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which these securities are convertible depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent of such risk reduction depends upon the degree to which the convertible security sells above its value as a fixed income security. In evaluating a convertible security, the Adviser or relevant Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

SECURITIES OF FOREIGN ISSUERS. Each Fund, except for the Independence Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund, may invest in U.S. dollar and foreign denominated securities of foreign issuers. The Independence Equity Fund, Sovereign Investors Fund, 500 Index Fund and Money Market Fund may only invest in U.S. dollar denominated securities, including those of foreign issuers which are traded on a U.S. exchange. In making the allocation of assets for the Funds among various countries and geographic regions, the Adviser and relevant Sub-adviser ordinarily consider factors such as the investment attractiveness of the issuer; the strengths and weaknesses of the currencies in which the securities are denominated; expected levels of inflation and interest rates; government policies influencing business conditions; the financial condition of the issuer and other pertinent financial, tax, social, political, currency and national factors.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting requirements as domestic companies; also foreign regulation may differ considerably from domestic regulation of stock exchanges, brokers and securities. Security trading practices abroad may offer less protection to investors such as the Funds. Additionally, because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset values, the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, that the Funds distribute. Securities transactions undertaken in some foreign markets may not be settled promptly. Therefore, the Funds' investments in foreign securities may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement. The expense ratios of Funds with significant investments in foreign securities can be expected to be higher than those of mutual funds investing solely in domestic securities since the expenses of these Funds, such as the cost of maintaining custody of foreign securities and advisory fees, are usually higher.

The risks of foreign investing may be intensified in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions of foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain realized gains or losses on the sale of foreign currency denominated debt obligations held by a Fund, to the extent attributable to fluctuations in foreign currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, e.g., from transactions in foreign currencies or currency forward contracts, may be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution.

DEPOSITARY RECEIPTS.  Each Fund (other than the 500 Index Fund and Money Market
Fund) may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of corporations in which the Fund is permitted to invest. ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation and are designed for trading in United States securities markets. Issuers of the shares underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

FOREIGN CURRENCY TRANSACTIONS. Each of the Funds, except the Independence Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. As a result, these Funds may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. These Funds will not speculate in foreign currencies or in forward foreign currency exchange contracts, but will enter into these transactions only in connection with their hedging strategies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Although certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, they could also limit any potential gain which might result from an increase in the value of the currency.

GOVERNMENT SECURITIES. Each Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The 500 Index Fund, however, may only invest temporarily in short-term U.S. Government securities for liquidity purposes. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs") and Federal National Mortgage Association ("Fannie Maes"), and obligations supported by the credit of the instrumentality, such as Student Loan Marketing Association bonds ("Sallie Maes").

Each Fund may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

"Stripped" mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, the Adviser or relevant Sub-adviser may, in accordance with guidelines adopted by the Board of Trustees, determine that certain stripped mortgage-backed securities issued by the U.S. Government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities.

Other types of mortgage-backed securities may be developed in the future, and a Fund may invest in them if the Adviser or relevant Sub-adviser determines they are consistent with the Fund's investment objectives and policies.

ASSET-BACKED SECURITIES. Sovereign Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure or in a multiple class CMO-type structure. Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and a number of state and Federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in typical issuance, and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on these securities.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS. The Sovereign Bond Fund, Strategic Income Fund and High Yield Bond Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. A Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund's borrowings and other senior securities. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The International Fund, Emerging Growth Fund, Special Opportunities Fund, Growth Fund, Growth and Income Fund, Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

The remaining Funds do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities when the Adviser or relevant Sub-adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or in general market conditions.

The portfolio turnover rate for the Funds is shown in the section captioned "The Funds' Financial Highlights." In the future, the estimated portfolio turnover rate of each Equity Fund is expected to be less than 100%. The estimated portfolio turnover rates of the remaining Funds are as follows: Sovereign Bond Fund and High Yield Bond Fund: 100%; Strategic Income Fund: 200%; and World Bond
Fund: 300%. A high rate of portfolio turnover (100% or greater) involves corresponding higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for Federal income tax purposes.

OPTIONS AND FUTURES TRANSACTIONS. Each Fund (other than the Money Market Fund) may buy and sell options contracts, financial futures contracts and options on futures contracts. Options and futures contracts are bought and sold to manage a Fund's exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. Each Fund (other than the International Fund) may purchase and sell options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on any exchange. International Fund may only purchase and sell options and futures traded on a U.S. commodity exchange or board of trade.

Options and futures can be volatile investments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund's return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments, or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce income, gains or losses.

A Fund will not engage in a transaction in futures or options on futures for nonhedging purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish nonhedging positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Funds' transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

SWAP AGREEMENTS. As one way of managing exposure to different types of investments, Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund may enter into interest rate swaps and other types of swap agreements such as caps, collars and floors. Each of these Funds may also enter into currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to the risk of a counterparty's failure to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will maintain in a segregated account with its custodian, cash or liquid debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

DERIVATIVE INVESTMENTS. Consistent with its investment objective, each Fund may purchase or enter into derivative investments to enhance return, to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Fund's fixed income portfolio or as a substitute for the purchase or sale of securities or currency. A Fund's investments in derivative securities may include certain mortgage-backed and indexed securities. A Fund's transactions in derivative contracts may include the purchase or sale of futures contracts on securities, indices or currency; options on futures contracts; options on securities, indices or options on futures contracts; options on securities, indices or currency; forward contracts to purchase or sell securities or currency; currency, mortgage and interest rate swaps; and interest rate caps, floors and collars. All of the Funds' transactions in derivative instruments involve a risk of loss of principal due to unanticipated adverse changes in interest rates, securities prices or currency exchange rates. The loss on derivative contracts (other than purchased options, caps, floors and collars) may exceed a Fund's initial investment in these contracts. In addition, a Fund may lose the entire premium paid for purchased options, caps, floors and collars that expire before they can be profitably exercised by the Fund.

STRUCTURED SECURITIES. The Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund may invest in structured notes, bonds or debentures, the value of the principal of and/or interest on which is to be determined by reference to changes in the value of specific currencies, interest rates, commodities, indices and other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the yield or value of the security at maturity. In addition, the change in the yield or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex fixed income investments.

PARTICIPATION INTERESTS. The Sovereign Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in participation interests. Participation interests, which may take the form of interests in or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. A Fund's investments in participation interests are subject to its 15% limitation on investments in illiquid securities.

SMALLER CAPITALIZATION COMPANIES. Each Equity Fund may invest in smaller capitalization companies. These companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.


NON-DIVERSIFIED STATUS. The World Bond Fund has elected to be "non-diversified" in order to permit it to invest more than 5% of its total assets in the obligations of any one issuer. Since a relatively high percentage of this Fund's assets may be invested in the obligations of a limited number of issuers, the value of this Fund's shares may be more susceptible to any single economic, political or regulatory event, and to the credit and market risks associated with a single issuer, than would the shares of a diversified fund. However, this Fund, like each of the other Funds, must satisfy certain tax diversification requirements. See "Taxation" above.

SHORT SALES. Each Fund (other than the 500 Index Fund and Money Market Fund) may engage in short sales "against the box," as well as short sales for hedging purposes. The International Fund, Financial Industries Fund, Growth Fund, Emerging Growth Fund and Special Opportunities Fund may engage in short sales to profit from an anticipated decline in a security's value. When a Fund engages in a short sale other than "against the box," it will place cash or liquid securities in a segregated account and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, a Fund is limited in the amount of the Fund's net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than "against the box" may involve an unlimited exposure to loss. SEE THE STATEMENT OF ADDITIONAL INFORMATION.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% for Money Market Fund) of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, certain over-the-counter options, privately-issued stripped mortgage-backed securities, certain interest rate swaps, caps, collars and floors, certain restricted securities and securities that are not readily marketable. Each Fund may also invest without limitation in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933 and, to the extent consistent with its investment policies, foreign securities acquired in accordance with Regulation S under the Securities Act of 1933.

LENDING OF SECURITIES AND REPURCHASE AGREEMENTS. For the purpose of realizing additional income and as a matter of fundamental policy, each Fund may lend portfolio securities amounting to not more than 33 1/3% of its respective total assets taken at current value. Securities loaned by a Fund will remain subject to fluctuations in market value. Each Fund may also enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. These transactions must be fully collateralized at all times. However, they may involve credit risk to a Fund if the other party should default on its obligation and that Fund is delayed in or prevented from recovering the collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of a security by the Fund to a bank or securities firm and its agreement to repurchase the instrument at a specified time and price plus an agreed amount of interest. A Fund will use the proceeds to purchase other investments. Reverse repurchase agreements are considered to be borrowings by a Fund and as an investment practice may be considered to be speculative. A Fund will enter into a reverse repurchase agreement only when the Adviser determines that the return to be earned from the investment of the proceeds is likely to be greater than the interest expense of the transaction. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Board of Trustees. Under procedures established by the Board of Trustees, the Adviser will monitor the creditworthiness of the firms involved.

The use of reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the reverse repurchase agreement) to increase the net asset value of a Fund's shares faster than would otherwise be the case. On the other hand, if the additional monies received by a Fund are invested in ways that do not fully recover the costs of such transactions, the net asset value of the Fund would fall faster than would otherwise be the case.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a forward or "when issued" basis. When a Fund engages in when-issued transactions, it relies on the seller or the buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price and yield.

MUNICIPAL OBLIGATIONS. The High Yield Bond Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued and meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power of ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. Many issuers of securities chose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad for rated securities since many investors rely on rating organizations for credit appraisal.

PAY-IN-KIND, DELAYED AND ZERO COUPON BONDS. The Sovereign Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because no cash is received at the time income accrues on these securities, the Fund may be forced to liquidate other investments to make distributions. At times when the Fund invests in pay-in-kind, delayed and zero coupon bonds, it will not be pursuing its primary objective of maximizing current income.

INDEXED SECURITIES. High Yield Bond Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in interest rates or other reference prices.

BRADY BONDS. The Sovereign Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued debt (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of stateowned enterprises and the setting of targets for public spending and borrowing. These policies and programs promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DISCUSSION OF THE USES AND RISKS OF THE INVESTMENTS DESCRIBED ABOVE.

APPENDIX

As described in the Prospectus, the fixed income securities offering the high current income sought by certain of the Funds are ordinarily in the lower rating categories (that is, rated Baa or lower by Moody's or BBB or lower by S&P or are unrated).

Moody's describes its lower ratings for corporate bonds as follows:

Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P describes its lower ratings for corporate bonds as follows:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     NOTES

                                     NOTES

JOHN HANCOCK DECLARATION TRUST
   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   SUB-INVESTMENT ADVISERS
   John Hancock Advisers International Limited
   (International Fund)
   34 Dover Street
   London, England WIX3RA

   Independence Investment Associates, Inc.
   (Independence Equity Fund)
   53 State Street
   Boston, Massachusetts 02109

   Sovereign Asset Management Corp. (Sovereign
   Investors Fund)
   1235 Westlakes Drive
   Berwyn, Pennsylvania 19312

   PRINCIPAL DISTRIBUTOR
   John Hancock Funds, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   CUSTODIANS
   Investors Bank & Trust Company
   200 Clarendon Street
   Boston, Massachusetts 02117

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

   SHAREHOLDER SERVICING AGENT
   John Hancock Servicing Center
   P.O. Box 9298
   Boston, Massachusetts 02205-9298

   INDEPENDENT AUDITORS
   Ernst & Young LLP
   200 Clarendon Street
   Boston, Massachusetts 02116
HOW TO OBTAIN INFORMATION
ABOUT THE FUNDS

For Service Information
Telephone 1-800-824-0335


VAOOP    5/98



  Printed on Recycled Paper.

                         JOHN HANCOCK DECLARATION TRUST
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603


                      John Hancock V.A. International Fund

                      John Hancock V.A. Regional Bank Fund

                   John Hancock V.A. Financial Industries Fund
                     John Hancock V.A. Emerging Growth Fund
                  John Hancock V.A. Special Opportunities Fund
                          John Hancock V.A. Growth Fund
                    John Hancock V.A. Growth and Income Fund
                   John Hancock V.A. Independence Equity Fund
                   John Hancock V.A. Sovereign Investors Fund
                        John Hancock V.A. 500 Index Fund
                      John Hancock V.A. Sovereign Bond Fund
                     John Hancock V.A. Strategic Income Fund
                     John Hancock V.A. High Yield Bond Fund
                        John Hancock V.A. World Bond Fund
                       John Hancock V.A. Money Market Fund


                 (each, a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1998

This Statement of Additional Information provides information about John Hancock Declaration Trust (the "Trust") and the Funds, in addition to the information that is contained in the Funds' Prospectus dated May 1, 1998 (the "Prospectus").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                          John Hancock Servicing Center
                                  P.O. Box 9298
                        Boston, Massachusetts 02205-9298
                                 1-800-824-0335

VASAI 5/97

                                TABLE OF CONTENTS

                                                                        Page

Organization of the Trust............................................     3
Eligible Investors; Investment Objectives and Policies...............     3
Investment Restrictions..............................................    18
Those Responsible for Management.....................................    22
Investment Advisory and Other Services...............................    31
Distribution Contract................................................    33
Net Asset Value......................................................    33
Special Redemptions..................................................    34
Description of the Trust's Shares....................................    35
Tax Status...........................................................    35
Calculation of Performance...........................................    38
Brokerage Allocation.................................................    41
Shareholder Servicing Agent..........................................    43
Custody of Portfolio.................................................    43
Independent Auditors ................................................    43
Appendix - Description of Bond Ratings...............................    44
Financial Statements.................................................    47

ORGANIZATION OF THE TRUST


John Hancock Declaration Trust (the "Trust") is an open-end investment management company organized as a Massachusetts business trust under a Declaration of Trust dated November 15, 1995. The Trust currently has fifteen series of shares designated as: John Hancock V.A. International Fund ("International Fund"), John Hancock V.A. Regional Bank Fund ("Regional Bank Fund"), John Hancock V.A. Financial Industries Fund ("Financial Industries"), John Hancock V.A. Emerging Growth Fund ("Emerging Growth Fund"), John Hancock V.A. Special Opportunities Fund ("Special Opportunities Fund"), John Hancock V.A. Growth Fund ("Growth Fund") (formerly John Hancock V.A. Discovery Fund), John Hancock V.A. Growth and Income Fund ("Growth and Income Fund"), John Hancock V.A. Independence Equity Fund ("Independence Equity Fund"), John Hancock V.A. Sovereign Investors Fund ("Sovereign Investors Fund"), John Hancock V.A. 500 Index Fund ("500 Index Fund"), John Hancock V.A. Sovereign Bond Fund ("Sovereign Bond Fund"), John Hancock V.A. Strategic Income Fund ("Strategic Income Fund"), John Hancock V.A. High Yield Bond Fund ("High Yield Bond Fund"), John Hancock V.A. World Bond Fund ("World Bond Fund") and John Hancock V.A. Money Market Fund ("Money Market Fund").


The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The investment sub-adviser to the International Fund is John Hancock Advisers International Limited ("JHAI"). The investment sub-adviser of Independence Equity Fund is Independence Investment Associates, Inc. ("IIA"). The investment sub-adviser for Sovereign Investors Fund is Sovereign Asset Management Corp. ("SAMCorp"). Together, JHAI, IIA and SAMCorp are sometimes referred to herein collectively as the "Sub-advisers" or, individually, as the "Sub-adviser." The Sub-advisers are wholly owned indirect subsidiaries of the Life Company.

ELIGIBLE INVESTORS; INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each Fund's investment objective and policies discussed in the Prospectus. The Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts of various insurance companies. Participating insurance companies are the owners of shares of beneficial interest in each Fund of the Trust. In accordance with any limitations set forth in their Variable Contracts, contract holders may direct, through their participating insurance companies, the allocation of amounts available for investment among the Funds. Instructions for any such allocation, or for the purchase or redemption of shares of a Fund, must be made by the investor's participating insurance company's separate account as the owner of the Fund's shares. The rights of participating insurance companies as owners of shares of a Fund are different from the rights of contract holders under their Variable Contracts. The term "shareholder" in this Statement of Additional Information refers only to participating insurance companies, and not to contract holders.

Each Fund has its own distinct investment objective and policies. In striving to meet its objective, each Fund will face the challenges of changing business, economic and market conditions. There is no assurance that the Funds will achieve their investment objectives. For a further description of the Funds' investment objectives, policies and restrictions see "Investment Objective and Overview of each Fund" in the Prospectus and "Investment Restrictions" in this Statement of Additional Information.

Custodial Receipts. The Funds may each acquire custodial receipts with respect to U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Bank and Corporate Obligations. Each of the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct U.S. Dollar denominated obligations of domestic or foreign issuers. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Mortgage-Backed Securities. Each Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private issuers. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass- through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), invests in certain mortgages primarily secured by interests in real property and other permitted investments and issues "regular" and "residual" interests. The Funds do not intend to acquire REMIC residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. The Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Asset-Backed Securities. The Sovereign Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to Mortgage-Backed Securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Risks Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction, rather than inversely to, a referenced interest rate (" super floaters"), other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Brady Bonds have recently been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Poland, the Philippines, Uruguay and Venezuela and may be issued by other countries. Over $130 billion in principal amount of Brady Bonds have been issued to date, with the largest portion issued by Argentina and Brazil. Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Investors should recognize however, that Brady Bonds have been issued only recently, and, accordingly, they do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service ("Fitch") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's, S&P and Fitch and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.


Lower Rated High Yield/High Risk Debt Obligations. Strategic Income Fund, Regional Bank Fund, Financial Industries Fund, Growth and Income Fund, Sovereign Investors Fund, Growth Fund, Sovereign Bond Fund, High Yield Bond Fund and World Bond Fund may invest in high yield/high risk, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's or below BBB by S&P).


Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

See the Appendix to the Prospectus and this Statement of Additional Information which describes the characteristics of corporate bonds in the various rating categories. These Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or relevant Sub-adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield/high risk bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield/high risk bonds. In addition, a Fund's investments in high yield/high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors.

Foreign Currency Transactions. Each Fund (other than Independence Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may engage in foreign currency transactions. The foreign currency transactions of the Funds may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may enter into forward foreign currency contracts involving currencies of the different countries in which they will invest as a hedge against possible variations in the foreign exchange rate between these currencies. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Funds' transactions in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. The Funds may elect to hedge less than all of their foreign portfolio positions. The Funds will not engage in speculative forward currency transactions.

If a Fund enters into a forward contract to purchase foreign currency, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitments in purchased forward contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a Fund of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Time Deposits. World Bond's time deposits are non-negotiable deposits maintained for a stated period of time at a stated interest rate. If the Fund purchases time deposits maturing in seven days or more, it will treat those longer-term time deposits as illiquid.


Foreign Securities and Emerging Countries. Each Fund except for Independence Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund may invest in U.S. Dollar and foreign denominated securities of foreign issuers. Independence Equity Fund, 500 Index Fund and Money Market Fund may only invest in U.S. dollar denominated securities including those of foreign issuers which are traded on a U.S. Exchange. International Fund, Emerging Growth Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.


Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist. Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries. Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the SEC and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or relevant Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds (other than Independence Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may invest, and International Fund, Emerging Growth Fund and World Bond Fund will (under normal circumstances) invest, a substantial portion of their total assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from stock or securities of foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with securities dealers. The Adviser or relevant Sub-adviser will continuously monitor the creditworthiness of the parties with whom a Fund enters into repurchase agreements.

Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during this period, as well as the expense of enforcing its rights. A Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund would exceed 15% (10% for Money Market Fund) of the Fund's net assets.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the firms involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 15% (10% for Money Market Fund) of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. Each Fund (other than the Money Market Fund) may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (other than the Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. Each Fund (other than the Money Market Fund) may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Each Fund (other than the Money Market Fund) will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Lending of Securities. Each Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. Each Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. International Fund, Growth Fund, Financial Industries Fund, Emerging Growth Fund and Special Opportunities Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. Each Fund (except for 500 Index Fund and Money Market Fund) may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, a Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, interest or dividends a Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities, of any type or maturity, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund and may result in gains from the sale of securities deemed to have been held for less than three months. Such gains must be less than 30% of the Fund's gross income in order for the Fund to qualify as a regulated investment company under the Code.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when- issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions which will not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectus and this Statement of Additional Information, a "majority of the outstanding voting securities" means approval by the lesser of (1) the holders of 67% or more of the Fund represented at a meeting if the more than 50% of the Fund's outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares.

      Each Fund (other than Money Market Fund) may not:

      1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and the purchase or sale of options, futures contracts, forward commitments, swaps and repurchase agreements entered into in accordance with the Fund's investment policies within the meaning of paragraph 6 below, are not deemed to be senior securities.

      2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and short sales, transactions in futures contracts and options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. This restriction does not apply to transactions in reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

      3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

      4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate and currency swaps, interest rate caps, floors and collars and repurchase agreements entered into in accordance with the Fund's investment policies.

      6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.


      7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment, except that the Regional Bank Fund will invest and the Financial Industries Fund intends to invest more than 25% of its total assets in the banking industry. The Financial Industries Fund will ordinarily invest more than 25% of its assets in the financial services sector, which includes the
            banking industry.   The High Yield Bond Fund may invest up to 40%
            of the value of its total assets in the securities of issuers in the electric utility and telephone industries. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

      8. For each Fund, other than World Bond Fund, with respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

            (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

            (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.



Money Market Fund may not:

      1. Issue senior securities. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and transactions in repurchase agreements or reverse repurchase agreements are not deemed to be senior securities.

      2. Borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Fund does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase securities while any borrowings are outstanding. This restriction does not apply to the purchase of reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

      3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

      4. Write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts.

      5. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

      6. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

      7. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

            (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

            (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

      Each Fund (other than Money Market Fund) may not:

      1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Sub-adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

      2. Purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     3. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

      4. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act and privately issued stripped mortgage-backed securities. The adviser will determine on a case by case basis whether a particular OTC option is illiquid.

      5. Purchase securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets.

      6. Invest for the purpose of exercising control over or management of any company.

The Money Market Fund may not:


      1. Purchase securities on margin or make short sales of securities except for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

      2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
            (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

      3. Invest in securities which are illiquid if, as a result, more than 10% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

      4. Invest for the purpose of exercising control over or management of any company. If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of each Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and directors of the Adviser, one or more of the Sub-advisers and/or the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Edward J. Boudreau, Jr. *  Trustee, Chairman and      Chairman, Director and
101 Huntington Avenue      Chief Executive Officer    Chief Executive Officer,
Boston, MA  02199          (1, 2)                     the Adviser; Chairman,
October 1944                                          Director and Chief
                                                      Executive Officer, The
                                                      Berkeley Financial Group,
                                                      Inc. ("The Berkeley
                                                      Group"); Chairman and
                                                      Director, NM Capital
                                                      Management, Inc. ("NM
                                                      Capital"), John Hancock
                                                      Advisers International
                                                      Limited ("Advisers
                                                      International") and
                                                      Sovereign Asset Management
                                                      Corporation ("SAMCorp");
                                                      Chairman, Chief Executive
                                                      Officer and President,
                                                      John Hancock Funds, Inc.
                                                      ("John Hancock Funds");
                                                      Chairman, First Signature
                                                      Bank and Trust Company;
                                                      Director, John Hancock
                                                      Insurance Agency, Inc.
                                                      ("Insurance Agency,
                                                      Inc."), John Hancock
                                                      Advisers International
                                                      (Ireland) Limited
                                                      ("International Ireland"),
                                                      John Hancock Capital
                                                      Corporation and New
                                                      England/Canada Business
                                                      Council; Member,
                                                      Investment Company
                                                      Institute Board of
                                                      Governors; Director, Asia
                                                      Strategic Growth Fund,
                                                      Inc.; Trustee, Museum of
                                                      Science; Director, John
                                                      Hancock Freedom Securities
                                                      Corporation (until
                                                      September 1996); Director,
                                                      John Hancock Signature
                                                      Services, Inc. ("Signature
                                                      Services") (until January
                                                      1997).



----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Dennis S. Aronowitz        Trustee (3)                Professor of Law,
1216 Falls Boulevard                                  Emeritus, Boston
Fort Lauderdale, FL 33327                             University School of Law
June 1931                                             (as of 1997); Trustee,
                                                      Brookline Savings Bank.

Richard P. Chapman, Jr.    Trustee (1, 3)             President, Brookline
160 Washington Street                                 Savings Bank; Director,
Brookline, MA  02147                                  Federal Home Loan Bank
February 1935                                         of Boston (lending);
                                                      Director, Lumber
                                                      Insurance Companies
                                                      (fire and casualty
                                                      insurance); Trustee,
                                                      Northeastern University
                                                      (education); Director,
                                                      Depositors Insurance
                                                      Fund, Inc. (insurance).

William J. Cosgrove        Trustee (3)                Vice President, Senior
20 Buttonwood Place                                   Banker and Senior Credit
Saddle River, NJ  07458                               Officer, Citibank, N.A.
January 1933                                          (retired September
                                                      1991); Executive Vice
                                                      President, Citadel Group
                                                      Representatives, Inc.;
                                                      EVP Resource Evaluation,
                                                      Inc. (consulting) (until
                                                      October 1993); Trustee,
                                                      the Hudson City Savings
                                                      Bank (since 1995).


----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Douglas M. Costle          Trustee (1, 3)             Director, Chairman of
RR2 Box 480                                           the Board and
Woodstock, VT  05091                                  Distinguished Senior
July 1939                                             Fellow, Institute for
                                                      Sustainable Communities,
                                                      Montpelier, Vermont (since
                                                      1991); Dean Vermont Law
                                                      School (until 1991);
                                                      Director, Air and Water
                                                      Technologies Corporation
                                                      (environmental services
                                                      and equipment), Niagara
                                                      Mohawk Power Company
                                                      (electric services) and
                                                      Mitretek Systems
                                                      (governmental consulting
                                                      services).

Leland O. Erdahl           Trustee (3)                Vice President, Chief
8046 Mackenzie Court                                  Financial Officer and
Las Vegas, NV  89129                                  Director of Amax Gold,
December 1928                                         Inc.; Director, Santa Fe
                                                      Ingredients Company of
                                                      California, Inc. and
                                                      Santa Fe Ingredients
                                                      Company, Inc. (private
                                                      food processing
                                                      companies), Uranium
                                                      Resources Corporation;
                                                      Freeport-McMoRan Copper
                                                      & Gold Company, Inc.,
                                                      Hecla Mining Company,
                                                      Canyon Resources
                                                      Corporation and Original
                                                      Sixteen to One Mines,
                                                      Inc. (1984-1987 and
                                                      1991-1995) (management
                                                      consultant).



----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

Richard A. Farrell          Trustee(3)                President of Farrell,
Venture Capital Partners                              Healer & Co., (venture
160 Federal Street                                    capital management firm)
23rd Floor                                            (since 1980);  Prior to
Boston, MA  02110                                     1980, headed the venture
November 1932                                         capital group at Bank of
                                                      Boston Corporation.

Gail D. Fosler              Trustee (3)               Vice President and Chief
3054 So. Abingdon Street                              Economist, The
Arlington, VA  22206                                  Conference Board
December 1947                                         (non-profit economic and
                                                      business research);
                                                      Director, Unisys Corp.;
                                                      and H.B. Fuller Company.

William F. Glavin           Trustee (3)               President Emeritus,
120 Paget Court - John's                              Babson College (as of
Island                                                1997); Vice Chairman,
Vero Beach, FL 32963                                  Xerox Corporation (until
March 1932                                            June 1989); Director,
                                                      Caldor Inc., Reebok,
                                                      Inc. (since 1994) and
                                                      Inco Ltd.

Anne C. Hodsdon *           Trustee and President     President, Chief
101 Huntington Avenue       (1,2)                     Operating Officer and
Boston, MA  02199                                     Director, the Adviser,
April 1953                                            The Berkeley Group;
                                                      Director, John Hancock
                                                      Funds, Advisers
                                                      International, Insurance
                                                      Agency, Inc. and
                                                      International Ireland;
                                                      President and Director,
                                                      SAMCorp. and NM Capital;
                                                      Executive Vice
                                                      President, the Adviser
                                                      (until December 1994);
                                                      Director, Signature
                                                      Services (until January
                                                      1997).



----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Dr. John A. Moore          Trustee (3)                President and Chief
Institute for Evaluating                              Executive Officer,
Health Risks                                          Institute for Evaluating
1629 K Street NW                                      Health Risks, (nonprofit
Suite 402                                             institution) (since
Washington, DC 20006-1602                             September 1989).
February 1939

Patti McGill Peterson      Trustee (3)                Executive Director,
Cornell University                                    Council for
Institute of Public                                   International Exchange
Affairs                                               of Scholars (since
364 Upson Hall                                        January 1998), Vice
Ithica, NY  14853                                     President, Institute of
May 1943                                              International Education
                                                      (since January 1998);
                                                      Cornell Institute of
                                                      Public Affairs, Cornell
                                                      University (until December
                                                      1997); President Emeritus
                                                      of Wells College and St.
                                                      Lawrence University;
                                                      Director, Niagara Mohawk
                                                      Power Corporation
                                                      (electric utility) and
                                                      Security Mutual Life
                                                      (insurance).

John W. Pratt              Trustee (3)                Professor of Business
2 Gray Gardens East                                   Administration at
Cambridge, MA  02138                                  Harvard University
September 1931                                        Graduate School of
                                                      Business Administration
                                                      (since 1961).



----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Richard S. Scipione *      Trustee (1)                General Counsel, John
John Hancock Place                                    Hancock Life Company;
P.O. Box 111                                          Director, the Adviser,
Boston, MA  02117                                     Advisers International,
August 1937                                           John Hancock Funds, John
                                                      Hancock Distributors,
                                                      Inc., Insurance Agency,
                                                      Inc., John Hancock
                                                      Subsidiaries, Inc.,
                                                      SAMCorp. and NM Capital;
                                                      Director, The Berkeley
                                                      Group; Director, JH
                                                      Networking Insurance
                                                      Agency, Inc.; Director,
                                                      Signature Services
                                                      (until January 1997).

Edward J. Spellman, CPA    Trustee (3)                Partner, KPMG Peat
259C Commercial Bld.                                  Marwick LLP (retired
Ft. Lauderdale, FL 33308                              June 1990).
November 1932

Robert G. Freedman         Vice Chairman and Chief    Vice Chairman and Chief
101 Huntington Avenue      Investment Officer (2)     Investment Officer, the
Boston, MA 02199                                      Adviser; Director, the
July 1938                                             Adviser, Advisers
                                                      International, John
                                                      Hancock Funds, SAMCorp.,
                                                      Insurance Agency, Inc.,
                                                      Southeastern Thrift & Bank
                                                      Fund and NM Capital;
                                                      Director and Senior Vice
                                                      President, The Berkeley
                                                      Group; President, the
                                                      Adviser (until December
                                                      1994); Director, Signature
                                                      Services (until January
                                                      1997).



----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James B. Little            Senior Vice President and  Senior Vice President,
101 Huntington Avenue      Chief Financial Officer    the Adviser, The
Boston, MA  02199                                     Berkeley Group, John
February 1935                                         Hancock Funds.

John A. Morin              Vice President             Vice President and
101 Huntington Avenue                                 Secretary, the Adviser,
Boston, MA  02199                                     The Berkeley Group,
July 1950                                             Signature Services and
                                                      John Hancock Funds;
                                                      Secretary, NM Capital and
                                                      SAMCorp.; Clerk, Insurance
                                                      Agency, Inc.; Counsel,
                                                      John Hancock Mutual Life
                                                      Insurance Company (until
                                                      February 1996), and Vice
                                                      President of John Hancock
                                                      Distributors, Inc. (until
                                                      April 1994).

Susan S. Newton            Vice President and         Vice President, the
101 Huntington Avenue      Secretary                  Adviser; John Hancock
Boston, MA  02199                                     Funds, Signature
March 1950                                            Services and The
                                                      Berkeley Group, NM
                                                      Capital; Vice President,
                                                      John Hancock
                                                      Distributors, Inc.
                                                      (until April 1994).

James J. Stokowski         Vice President and         Vice President, the
101 Huntington Avenue      Treasurer                  Adviser.
Boston, MA  02199
November 1946



----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser, a Sub-adviser or affiliated companies. Some of the Trustees and officers may also be officers, Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of December 31, 1997, all shares were held by the Life Co. and the Variable Life Co. except the Adviser owns the following: International Fund _____%, Financial Industries Fund _____%, Emerging Growth Fund _____%, Growth Fund _____%, Independence Equity Fund ____ %, Sovereign Investors Fund _____%, 500 Index Fund _____%, Sovereign Bond _____%, Strategic Income Fund _____%, World Bond Fund _____%, Money Market Fund _____%.


At such date, no other person(s) owned of record or was known by the Trust to beneficially own as much as 5% of the outstanding shares of the Trust or of any of the Funds.



Compensation of the Trustees. The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Funds for their services.

                                                       Total Compensation From
                           Aggregate Compensation      All Funds in John
                           From the Funds Fiscal year  Hancock Fund Complex to
Independent Trustees       ended December 31, 1997     Trustees(*)
--------------------       -----------------------     -----------

Dennis S. Aronowitz                  $ 116             $  72,000
Richard P. Chapman, Jr.+               122                75,000
William J. Cosgrove+                   116                72,000
Douglas M. Costle                      122                75,000
Leland O. Erdahl                       116                72,000
Richard A. Farrell                     122                75,000
Gail D. Fosler                         116                72,000
William F. Glavin+                     116                72,000
John A. Moore+                         116                72,000
Patti McGill Peterson                  116                72,000
John W. Pratt                          116                72,000
Edward J. Spellman                     122                75,000
                                   -------             ---------
                                   $ 1,416             $ 876,000

(*) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1997. As of this date, there were sixty-seven funds in the John Hancock Fund Complex of which each of these Independent Trustees served on thirty-five funds.

+ As of December 31, 1997, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for Mr. Chapman was $69,148, for Mr. Cosgrove was $167,829 and for Mr. Glavin was $193,514, and for Dr. Moore was $84,315 under the John Hancock Deferred Compensation Plan for Independent Trustees.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $26 billion in total assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is a wholly owned subsidiary of The Berkeley Financial Group, which is in turn a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc., which is in turn a wholly owned subsidiary of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of over $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Funds' shareholders. Pursuant to the advisory agreements, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent.

The Funds bear all costs of their organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds' plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

With respect to the International Fund, the Adviser has entered into a sub-advisory agreement with JHAI. With respect to Independence Equity Fund, the Adviser has entered into a sub-advisory agreement with IIA. With respect to Sovereign Investors Fund, the Adviser has entered into a sub-advisory agreement with SAMCorp. Under each respective sub-advisory agreement, the corresponding Sub-adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. See "Organization and Management of the Funds" and "The Funds' Expenses" in the Prospectus for a description of certain information concerning each Fund's advisory agreement and the sub-advisory agreements of International Fund, Independence Equity Fund and Sovereign Investors Fund.

JHAI, located at 34 Dover Street, London, England, W1X3RA, is a wholly owned subsidiary of the Adviser, formed in 1987 to provide investment research and advisory services to U.S. institutional clients. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc. SAMCorp, located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, is a wholly owned subsidiary of The Berkeley Financial Group.

As provided by the advisory agreements, each Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears and is equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. The Adviser, not any Fund, pays the subadvisory fees as described in the Prospectus. See "The Fund's Expenses" in the Prospectus.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The adviser has voluntarily agreed to limit each Fund's expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or any of its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-adviser for a Fund or for other funds or clients for which the Adviser or Sub-adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each advisory agreement, and, where applicable, sub-advisory agreement, neither the Adviser nor any Sub-adviser is liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or any Sub-adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable contract.

Under the advisory agreements, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the applicable advisory agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's advisory agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

As provided by the investment management contracts, each Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. The Adviser, not any Fund, pays the subadvisory fees as described in the Prospectuses.


After the expense reduction by the Adviser, the Fund paid no management fee to the Adviser for the fiscal period from August 29, 1996 to December 31, 1996. For the Fiscal year ended December 31, 1997, the Adviser's management fee for each Fund is listed below.

                            Management fee before     Management fee received
       Fund                   expense reduction            by the Adviser

International Fund                   $26,618                     $   188
Financial Industries Fund             41,060                      23,382
Emerging Growth Fund                  14,584                           0
Growth Fund                           16,677                           0
Independence Equity Fund              23,457                       2,169
500 Index Fund                        11,552                           0
Sovereign Investors Fund              27,842                      13,539
World Bond Fund                       16,085                           0
Strategic Income Fund                 19,377                       2,512
Sovereign Bond Fund                    8,924                           0
Money Market Fund                     12,328                           0

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. Since inception on August 29, 1996 to December 31, 1996, and for the fiscal year ended December 31, 1997, the Funds paid the Adviser the following for services under this agreement: $133 and $535 for International Fund, $0 and $909 for Financial Industries Fund, $64 and $349 for Emerging Growth Fund, $65 and $400 for Growth Fund, $70 and $600 for Independence Equity Fund, $245 and $1,862 for 500 Index Fund, $68 and $829 for Sovereign Investors Fund, $131 and $390 for World Bond Fund, $132 and $583 for Strategic Income Fund, $66 and $322 for Sovereign Bond Fund and $7 and $439 for Money Market Fund.


In order to avoid conflicts with portfolio trades for the Funds, the Adviser, the sub-advisers and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser, the sub-advisers and their affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The sub-advisers have adopted similar restrictions which may differ where appropriate as long as they have similar intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come first.

DISTRIBUTION CONTRACTS

Distribution Agreement. John Hancock Funds, a wholly owned subsidiary of the Adviser, serves as the principal underwriter for the Trust in connection with the continuous offering of the shares of the Funds. John Hancock Funds has the exclusive right, pursuant to the Distribution Agreement, to purchase shares from the Funds at net asset value for resale to the separate accounts of insurance companies at the public offering price.

Each advisory agreement, sub-advisory agreement and distribution agreement (except those for Special Opportunities Fund, Growth and Income Fund and High Yield Bond Fund which will expire on January 2, 2000) initially expires on August 12, 1998, and will continue in effect from year to year if approved by either the vote of the Fund's shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. These agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the affected Fund and will terminate automatically if assigned.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the shares of the Funds, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt instruments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value.

If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of any security may be determined in good faith in accordance with procedures approved by the Trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the Funds' custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of that Fund's shares may be significantly affected on days when a shareholder has no access to that Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such security would be valued for the purpose of making such payment at the same value as used in determining net asset value. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund must redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

DESCRIPTION OF THE FUNDS' SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust, dated November 15, 1995 (the "Declaration of Trust"), permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have only authorized shares of the Funds. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have not authorized the issuance of additional classes of shares of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectus under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of Variable Contract holders to vote the shares of a Fund are governed by the relevant Variable Contract. For information on these voting rights, see the Prospectus describing the Variable Contract.

Unless otherwise required by the 1940 Act or the Declaration of Trust, each Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Funds' assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has elected or intends to elect to be treated, and intends to qualify for each taxable year, as a separate "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without being offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund distributes to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (c) each Fund diversifies its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

Each Fund also must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of a Fund that may be invested in securities of any one, two, three and four issuers. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the

Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including possible current inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (the "I.R.S.") based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.


For Federal income tax purposes, each Fund is generally permitted to carry forward a net realized capital loss in any year to offset its own net realized capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and would not be distributed as such to shareholders. As of December 31, 1997, the following Funds had capital loss carry forwards which expire in 2004 and 2005, respectively; Emerging Growth Fund $18,937 and $114,728, Growth Fund $11,062 and $197,206, and Strategic Income Fund $0 and $2482.

Each Fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Investments in debt obligations that are at risk of or are in default present special tax issues for any Fund that may hold such obligations, such as Growth and Income Fund, Sovereign Investors Fund, Strategic Income Fund, High Yield Bond Fund, and World Bond Fund. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income tax.

Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options and currency forward transactions.

Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause such Fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the Funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to the Funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


For the 30-day period ended December 31, 1997, the annualized yield was:

Sovereign Bond Fund           5.62%
Strategic Income Fund         8.56%
World Bond Fund               5.48%


Yield (except for Money Market Fund). The yield of each Fund (except for Money Market Fund) is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period, according to the following standard formula:

                     Yield = 2 ( [ ( a-b/cd ) + 1 ] ^6 - 1)

Where:

            a =   dividends and interest earned during the period.
            b =   net expenses accrued during the period.
            c =   the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
            d =   the net asset value per share on the last day of the period.

Money Market Fund Yield. For the purposes of calculating yield for the Money Market Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

If the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1


The average annual total return for each Fund for the 1 year period ended December 31, 1997 and since, the commencement of operations through December 31, 1997 is as follows:

                                                        Commencement of
                                 1 year period ended     Operations to
                                  December 31, 1997    December 31, 1997

V.A. International Fund                 (.54%)                8.93%
V.A. Financial Industries Fund            --                 35.05%
V.A. Emerging Growth Fund               11.06%                2.76%
V.A. Growth Fund                        14.27%                5.40%
V.A. Independence Equity Fund           30.68%               32.69%
V.A. Sovereingn Investors Fund          28.43%               27.92%
V.A. 500 Index Fund                     29.51%               31.55%
V.A. Sovereign Bond Fund                 9.30%               10.37%
V.A. Strategic Income Fund              11.77%               13.84%
V.A. World Bond Fund                     1.37%                4.04%


* V.A. Financial Industries Fund commenced operations on April 30, 1997. Each of the other funds commenced operations on August 29, 1996.

Total Return. Each Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula

T = ((ERV/P)^(1/n)) - 1

        P =   a hypothetical initial payment of $1,000.

        T =   average annual total return.

        n =   number of years.

      ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a Fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser, any Sub-adviser and the officers of the Trust pursuant to recommendations made by its investment committee, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Funds. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser or Sub-adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Investments in debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the NASDR and other policies that the Trustees may determine, the Adviser or Sub- Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

Purchases of securities for Sovereign Bond Fund, Strategic Income Fund, High Yield Bond Fund and World Bond Fund are normally principal transactions made directly from the issuer or from an underwriter or market maker for which no brokerage commissions are usually paid. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases and sales from dealers serving as market makers will usually include a mark up or mark down. Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.


To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser or relevant Sub-adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or relevant Sub-adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser or relevant Sub-adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or relevant Sub-adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or relevant Sub-adviser may result in research information and statistical assistance beneficial to the Funds. The Funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of each Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the year ended December 31, 1996, the Fund paid brokerage commissions as follows: International Fund $10,407, Emerging Growth Fund $819, Growth Fund $1,057, Independence Equity Fund $582, Sovereign Investors Fund $1,769, 500 Index Fund $190, Sovereign Bond Fund $0, Strategic Income Fund $0, Financial Industries Fund $0 and World Bond Fund $ 0. For the year ended December 31, 1997, the Fund paid broker commissions as follows:
International Fund $____, Emerging Growth Fund $____, Growth Fund $____, Independence Equity Fund $____, Sovereign Investors Fund $____, 500 Index Fund $____, Sovereign Bond Fund $____, Strategic Income Fund $____, Financial Industries Fund $____ and World Bond Fund $____.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year year ended December 31, 1996, Growth Fund, Emerging Growth Fund, Sovereign Investors directed commissions in the amounts of $70, $42, and $413, and during the fiscal year ended December 31, 1997, Growth Fund, Emerging Growth Fund, Financial Industries Fund, International Fund, Sovereign Investors directed commissions in the amounts of $732, $245, $2,789, $82, and $228 respectively, to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Distributors. During the fiscal year ended December 31, 1997, the Funds did not execute any portfolio transactions with Affiliated Brokers.

Distributors may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

SHAREHOLDER SERVICING AGENT

John Hancock Servicing Center, P.O. Box 9298, Boston, MA 02205, a division of the Life Company, is the shareholder servicing agent for the Funds. Currently, the Funds pay no fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the International Fund, World Bond Fund, Money Market Fund and 500 Index Fund are held pursuant to a custodian agreement between the Trust and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02205. Portfolio securities of the other Funds are held pursuant to a custodian agreement between the Trust and Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02117. Under the custodian agreements, the custodians perform custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

________, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditor of the Funds. The financial statements of the Funds for the fiscal year ended December 31, 1997 included in the Prospectus and this Statement of Additional Information have been audited by _________________ for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon authority of such firm as experts in accounting and auditing.

                                    APPENDIX

                           Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues as rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an active or implied 'CCC-' debt rating. The 'C' debt rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                        FITCH INVESTORS SERVICE ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

                CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issuers rated A have the greatest capacity for a timely payment and the designation 1,2 and 3 indicates the relative degree of safety. Issues rated "A-1=" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (=) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

                              FINANCIAL STATEMENTS

                                    PART C.

                         JOHN HANCOCK DECLARATION TRUST

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Not applicable

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25. Persons Controlled by or under Common Control with Registrant

     Separate Account Variable Annuity of John Hancock Variable Life Insurance Company, (the "Life Company") and John Hancock Advisers, Inc. owns 100% of the outstanding shares of beneficial interest of the Registrant.

Item 26. Number of Holders of Securities

     As of February 6, 1998, the Life Company owned 100% of the outstanding shares of beneficial interest of the Registrant.

Item 27. Indemnification

     (a) Under Registrant's Declaration of Trust. Article IV, Section 4.3 of the Registrant's Declaration of Trust contains provisions indemnifying each trustee and each officer of Registrant from liability to the full extent permitted by law, subject to the provisions of the Investment Company Act of 1940, as amended.

     (b) Under the Underwriting Agreement. Under Section 11 of the Distribution Agreement, the principal underwriter has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of the underwriter.

     (c) Under The By-Laws of the John Hancock Mutual Life Insurance Company ("the Company"), John Hancock Funds, Inc. ("JH Funds, Inc.") and John Hancock Advisers, Inc. (the "Adviser"). Section 9a of the By-Laws of the Company provides, in effect, that the Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Company who serves as a director or officer of the Registrant at the direction or request of the Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company. In addition, no such person will be indemnified by the Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of JH Funds, Inc. and the Adviser provides as follows:

Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law.

Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by
Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (d) Under the Investment Management Contracts of Registrant on behalf of each Fund. Each of the Registrant's Investment Management Contracts (the "Contracts") provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Adviser, who may be or become an employee of and paid by the Trust a Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as the Adviser's employee or agent.

     (e) Under the Sub-Investment Management Contracts. Each of the Sub-Investment Management Contracts (the "Sub-Investment Contracts") provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or the Adviser in connection with matters to which the Sub-Investment Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Sub-Adviser, who may be or become an employee of and paid by the Trust or the Fund shall be deemed, when acting within the scope of his employment by the Trust or the Fund, to be acting in such employment solely for the Trust or the Fund and not as the Sub-Adviser's employee or agent.

     (f) Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

     For all of the information required by this item reference is made to the Forms ADV, as amended, filed under the Investment Advisers Act of 1940 of the Registrant's Adviser, John Hancock Advisers, Inc. (File No. 801-8124), and the Registrant's Sub-Advisers; Independence Investment Associates, Inc. (File No. 801-18048), John Hancock Advisers International, Ltd. (File No. 801-294981), and Sovereign Asset Management Corporation (File No. 801-420231) incorporated herein by reference.

Item 29.  Principal Underwriters

     (a) The Registrant's sole principal underwriter is JH Funds, Inc., which also acts as principal underwriter for the following investment companies: John Hancock Institutional Series Trust, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock World Fund, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Current Interest,
John Hancock Investment Trust, John Hancock Series Trust, and John Hancock Tax-Free Bond Fund.

     (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.

                              Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              Underwriter                   Registrant
------------------            --------------                -------------

Edward J. Boudreau, Jr.       Director, Chairman            Chairman and
101 Huntington Avenue         of the Board                  Chief Executive
Boston, Massachusetts                                       Officer

Foster L. Aborn               Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher           Director                      None
53 State Street
Boston, Massachusetts

Anne C. Hodsdon               Director and                  President
101 Huntington Avenue         Executive Vice
Boston, Massachusetts         President

Robert H. Watts               Director, Executive           None
101 Huntington Avenue         Vice President and Chief
Boston, Massachusetts         Compliance Officer

James V. Bowhers              Executive Vice                None
101 Huntington Avenue         President
Boston, Massachusetts

Osbert Hood                   Senior Vice President         None
101 Huntington Avenue         and Chief Financial
Boston, Massachusetts         Officer

David A. King                 Director                      None
101 Huntington Avenue
Boston, Massachusetts

Keith Hartstein               Senior Vice                   None
101 Huntington Avenue         President
Boston, Massachusetts

James B. Little               Senior Vice                   Senior Vice
101 Huntington Avenue         President                     President and Chief
Boston, Massachusetts                                       Financial Officer

                              Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              Underwriter                   Registrant
------------------            --------------                -------------

Anthony Petrucci              Director and                  None
101 Huntington Avenue         Senior Vice
Boston, Massachusetts         President

Charles H. Womack             Senior Vice                   None
6501 Americas Parkway         President
Suite 950
Alberquerque, New Mexico

Griselda Lyman                Vice President                None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                Vice President                None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                 Vice President                Vice President
101 Huntington Avenue         and Secretary
Boston, Massachusetts

Susan S. Newton               Vice President                Vice President and
101 Huntington Avenue                                       Secretary
Boston, Massachusetts
Officer

Christopher M. Meyer          Vice President                None
101 Huntington Avenue         and Treasurer
Boston, Massachusetts

Robert G. Freedman            Director                      Vice Chairman
101 Huntington Avenue                                       and Chief Investment
Boston, Massachusetts                                       Officer

Stephen L. Brown              Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen             Senior Vice                   None
101 Huntington Avenue         President
Boston, Massachusetts

J. William Benintede          Vice President                None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare              Vice President               None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                    Vice President              None
101 Huntington Avenue
Boston, Massachusetts

                              Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              Underwriter                   Registrant
------------------            --------------                -------------

Thomas E. Moloney             Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore           Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione           Director                      Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro         Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio              Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

     (c)  None.

Item 30.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston, Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent or Custodian.

Item 31.  Management Services

     The Registrant is not a party to any management-related service contract, except as described in this Registration Statement.

Item 32.  Undertakings

     The Registrant undertakes:

     (a) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the later of the effective date of John Hancock V.A. Financial Industries Fund Registration Statement or commencement of operations unless this requirement is eliminated prior to the projected filing date; and

     (b) to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 13th day of February, 1998.

                                         JOHN HANCOCK DECLARATION TRUST

                                          By:
                                              ---------------------------
                                              Edward J. Boudreau, Jr.*
                                              Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                                  Title                             Date
       ---------                                  -----                             ----

------------------------                Chairman
Edward J. Boudreau, Jr.*                (Principal Executive Officer)

/s/James B. Little
------------------------                Senior Vice President and Chief
James B. Little                         Financial Officer (Principal            February 13, 1998
                                        Financial and Accounting Officer)


------------------------                Trustee
Dennis S. Aronowitz*

------------------------                Trustee
Richard P. Chapman, Jr.*

------------------------                Trustee
William J. Cosgrove*

------------------------                Trustee
Douglas M. Costle*

------------------------                Trustee
Leland O. Erdahl*

------------------------                Trustee
Richard A. Farrell*

------------------------                Trustee
Gail D. Fosler*

------------------------                Trustee
William F. Glavin*

------------------------                Trustee
Anne C. Hodsdon*


                                      C-8


------------------------                Trustee
John A. Moore*

------------------------                Trustee
Patti McGill Peterson*

------------------------                Trustee
John W. Pratt*

------------------------                Trustee
Richard S. Scipione*

------------------------                Trustee
Edward J. Spellman*

*By:  /s/Susan S. Newton                                                        February 13, 1998
      ------------------
      Susan S. Newton
      Attorney-in-Fact under
      Powers of Attorney dated
      May 21, 1996 and
      August 27, 1996.

                                  EXHIBIT INDEX

Exhibit No.              Exhibit Description
-----------              -------------------

99.B1        Declaration of Trust dated November 15, 1995.*

99.B1.1 Amendment to Declaration of Trust Establishing and Designation of Shares of Beneficial Interest of John Hancock V.A. Financial Industries Fund dated May 1, 1997.***

99.B1.2 Amendment to Declaration of Trust Establishing and Designation of Shares of Beneficial Interest of John Hancock V.A. Growth and Income Fund, John Hancock V.A. Special Opportunities Fund and
             John Hancock V.A. High Yield Bond Fund dated September 9, 1997.****

99.B1.3 Instrument Changing Names of Series of Shares of the Trust, John Hancock V.A. Discovery Fund to John Hancock V.A. Growth Fund dated September 9, 1997.****

99.B2        Amended and Restated By-Laws dated December 3, 1996.**

99.B3        None

99.B4        None

99.B5 Investment Management Contracts between the Registrant on behalf of John Hancock V.A Internation Fund, John Hancock V.A. Emerging Growth Fund, John Hancock V.A. Discovery Fund, John Hancock V.A. Independence Equity Fund, John Hancock V.A. Sovereign Investors Fund, John Hancock V.A. 500 Index Fund, John Hancock V.A. Sovereign Bond Fund, John Hancock V.A. Strategic Income Fund, John Hancock V.A. World Bond Fund and John Hancock V.A. Money Market Fund and John Hancock Advisers, Inc.**

99.B5.1 Sub-Investment Management Contracts among the Registrant on behalf of John Hancock V.A.Independence Equity Fund, John Hancock Advisers, Inc. and Independence Investment Associates, Inc.**

99.B5.2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock V. A. Sovereign Investors Fund, John Hancock Advisers, Inc., and Sovereign Asset Management Corporation.**

99.B5.3 Sub-Investment Management Contact among the Registrant on behalf of John Hancock V. A. International Fund, John Hancock Advisers, Inc., and John Hancock Advisers International, Ltd.**

99.B5.4 Investment Management Contract between the Registrant on behalf of John Hancock V.A. Financial Industries Fund and John Hancock Advisers, Inc. dated May 1, 1997.***

99.B6 Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated July 22, 1996.**

99.B7        None

Exhibit No.            Exhibit Description
-----------            -------------------

99.B8 Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company.*

99.B8.1 Master Custodian Agreement between John Hancock Mutual Funds and State Street Bank and Trust Company.*

99.B8.2 Amendment to Master Custodian Agreement between V.A. Financial Industries Fund and Investors Bank and Trust Co. dated
             May 1, 1997.***

99.B9 Transfer Agency and Service Agreement between the Registrant and John Hancock Investors Services Corporation dated July 22, 1996.**

99.B9.1 Amendment to the Transfer Agency and Services Agreement dated May 1, 1997.***

99.B10       None

99.B11       Not applicable

99.B12       None

99.B13       None

99.B14       None

99.B15       None

99.27        Not applicable

+        Filed herewith.

* Previously filed electronically with post-effective amendment number 1 (file numbers 811- 07437 and 33-64465) on November 20, 1995, accession number 000950146-95-000740.

** Previously filed electronically with post-effective amendment number 2 (file numbers 811-07437 and 33-64465 on February 14, 1997, accession number 0001010521-97-000212.

*** Previously filed electronically with post-effective amendment number 3 (file numbers 811-07437 and 33-64465 on April 29, 1997, accession number 0001010521-97-000278.

**** Previously filed electronically with post-effective amendment number 6 (file numbers 811-07437 and 33-64465) on October 1, 1997, accession number 0001010521-97-000403.